                                   [PHOTO]

                                           ANNUAL REPORT SEPTEMBER 30, 2000


        OPPENHEIMER
        STRATEGIC INCOME FUND




                                                [OPPENHEIMER FUNDS LOGO]
                                                 THE RIGHT WAY TO INVEST

CONTENTS


 1 President's Letter

 3 An Interview
   with Your Fund's
   Managers

 7 Fund Performance

11 FINANCIAL
   STATEMENTS

58 INDEPENDENT
   AUDITORS' REPORT

59 Federal
   Income Tax
   Information

60 Officers and Trustees



REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

THE FUND SUCCESSFULLY NAVIGATED A NUMBER OF ECONOMIC EVENTS that affected the international fixed income markets. Economic recovery bolstered emerging market securities, WHICH TURNED IN THE BEST SECTOR PERFORMANCE OVER THE PERIOD.
HIGH YIELD CORPORATE BONDS AND MORTGAGE-BACKED SECURITIES ARE CURRENTLY INEXPENSIVE, and offer compelling value.



AVERAGE ANNUAL TOTAL RETURNS*

For the 1-Year Period
Ended 9/30/00

Class A
Without    With
Sales Chg. Sales Chg.
---------------------
6.18%      1.13%

Class B
Without    With
Sales Chg. Sales Chg.
---------------------
5.37%      0.54%

Class C
Without    With
Sales Chg. Sales Chg.
---------------------
5.39%      4.43%

Class Y
---------------------
6.55%

                   *SEE NOTES ON PAGE 10 FOR FURTHER DETAILS.

[PHOTOS]

JAMES C. SWAIN
Chairman
Oppenheimer
Strategic Income Fund

BRIDGET A. MACASKILL
President
Oppenheimer
Strategic Income Fund


PRESIDENT'S LETTER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Over the past several decades, our investment teams have learned the importance of avoiding complacency when it comes to navigating the financial markets--especially when times are good. Right now, times appear particularly good. The U.S. economy is in its tenth year of expansion. In the bond market, U.S. Treasury issues have been performing favorably over the past year. In addition, despite volatility in the second quarter, the stock market has been providing attractive returns from a wide spectrum of industry sectors, capitalization ranges and investment styles.

   We have arrived at this juncture after months of monitoring the rapid pace of global economic growth and its implications for inflation, as well as the Federal Reserve Board's evolving monetary policy. At this point, economic indicators suggest a dampening of short-term inflationary pressures. While recent increases in oil prices are certainly taking their toll, we don't believe this signals a return to 1970's-style inflation. Accordingly, if the Fed continues in its diligence, the economy could maintain its healthy rate of growth.

   In the bond market, the achievement of a federal budget surplus has prompted the Treasury to buy back many of its long-term securities. The resulting supply shortage boosted these securities' returns, causing an inversion of the yield curve--an unusual situation in which shorter term Treasuries yield more than their longer term counterparts. Other bond sectors are offering many opportunities in the form of attractive valuations.

   Perhaps most important is that we have begun to see encouraging signs in the stock market. Formerly high-flying Internet stocks have generally come down to earth, and investors have



                      1 OPPENHEIMER STRATEGIC INCOME FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

begun to refocus on companies with strong business fundamentals and justifiable valuations. Investors have also returned to long-neglected, value-oriented companies.

   What else do these various trends tell us? They tell us that the ability to discriminate between long-term potential and short-lived fads has become more critical than ever. Trying to generate good long-term performance requires tracking the best companies through intensive research, combined with hard-earned experience.

   At OppenheimerFunds, our seasoned portfolio management teams fight complacency by remaining constantly aware of the risks that face the economy and financial markets. Virtually anything could affect the overall markets--a surge in inflation, a decline in productivity, deteriorating corporate earnings, or even the new Administration's proposals regarding tax reform, healthcare and Social Security. However, by remaining vigilant in our quest for fundamentally sound businesses, we believe we can find good investments that can weather market volatility.

   In this environment, we encourage you to consult your financial advisor and to stay on track with your long-term financial plan. For our part, we will continue to monitor the opportunities and risks ever present in the financial markets. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,

/s/ JAMES C. SWAIN      /s/ BRIDGET A. MACASKILL
James C. Swain          Bridget A. Macaskill

October 20, 2000


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT OR DEPICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC DISCUSSION, AS IT APPLIES TO YOUR FUND, IS CONTAINED IN THE PAGES THAT FOLLOW. STOCKS AND BONDS HAVE DIFFERENT TYPES OF INVESTMENT RISKS; STOCKS ARE SUBJECT TO MARKET VOLATILITY AND BONDS ARE SUBJECT TO CREDIT AND INTEREST RATE RISKS.


                      2 OPPENHEIMER STRATEGIC INCOME FUND

[PHOTOS]

PORTFOLIO MANAGEMENT TEAM (L TO R)
Art Steinmetz
David Negri

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q HOW DID OPPENHEIMER STRATEGIC INCOME FUND PERFORM DURING THE 12 MONTHS THAT ENDED SEPTEMBER 30, 2000?


A. We are pleased with the Fund's performance. It has worked very much as designed in that we strategically allocated the Fund's assets to earn high current income. In addition, the Fund achieved positive returns with reasonably low volatility. This performance resulted in the Fund's Class A shares being ranked in the top-performance quartile, ranking 23 of 125 (1-year) and 12 of 83 (3-year) among multi-sector income funds for the periods ended September 30, 2000, as rated by Lipper Analytical Services.(1)

   That said, the period proved challenging for several of the fixed income asset classes in which the Fund invests. A series of economic events contributed to these challenges and greatly influenced how we structured the Fund. Most notably, these events included the year-long tightening of the money supply by the U.S. Federal Reserve, the U.S. Treasury buyback of long-term government debt, the strength of the U.S. dollar against foreign currencies, and the steady flow of foreign capital into U.S. markets.

SPECIFICALLY, HOW DID THESE EVENTS AFFECT THE VARIOUS ASSET CLASSES?

On the domestic front, long-term U.S. Treasury securities rallied because of heightened investor demand and limited supply following the announcement of the buyback in January 2000.

   In addition, the gradual cooling of the U.S. economy, a result of tighter monetary policy, was beneficial for interest-rate-sensitive securities, with prices rising as bond yields declined.



1. Source: Lipper Analytical Services, Inc., 9/30/00. Lipper rankings are based on total returns but do not consider sales charges. The Fund's Class A shares were ranked 23 of 125 (1-year), 12 of 83 (3-year), 17 of 56, 2nd quartile (5-year) and 6 of 10, 3rd quartile (10-year) among multi-sector income funds for the periods ended 9/30/00.


                       3 OPPENHEIMER STRATEGIC INCOME FUND

"By taking a flexible approach to investing in the fixed income markets, the Fund provided high current income in addition to positive returns with relatively low volatility."

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Mortgage-backed securities performed solidly, although the rally in U.S. Treasuries kept them at bay. The high yield market, however, was hurt by oversupply, inflation fears and declining demand.

   Abroad, emerging market securities performed exceptionally well, bolstered by economic recovery, rising oil prices and the anticipated "soft landing" of the U.S. economy. On the other hand, developed foreign markets fared poorly, as struggling currencies promoted a one-way flow of capital into the United States.

WHAT WAS YOUR STRATEGY FOR MANAGING THE FUND IN THIS ENVIRONMENT?

For the most part, we emphasized higher yielding, credit-sensitive securities over those with greater interest rate sensitivity. Credit-sensitive securities include high yield corporate bonds and emerging market debt. Both of these asset classes provided above-average income streams, which helped offset the effects of declining bond prices on the Fund. In terms of interest rate-sensitive securities, we focused on long-term U.S. Treasuries. While comprising only about 7% of the portfolio at period-end, long-term Treasuries offered substantial price appreciation that benefited the Fund.(2)

   The Fund, as always, invests primarily in three core sectors: U.S. Government issues, foreign government bonds, including emerging market debt and high yield corporate securities both foreign and domestic. Looking at our U.S. Government allocation, we reduced our Treasury holdings slightly over the period and increased our allocation to mortgage-backed securities, which we considered more attractively valued. On the international side, we incrementally reduced our holdings in developed market currencies while increasing our exposure to dollar-denominated emerging market debt. In the high yield category, we upgraded the quality of our telecommunications and media positions. However, the bulk of our high yield holdings remained in lower rated securities that, in our view, offer better return potential.


2. The Fund's portfolio is subject to change. Percentage is based on total market value of investments.


                      4 OPPENHEIMER STRATEGIC INCOME FUND

AVERAGE ANNUAL
TOTAL RETURNS


For the Periods Ended 9/30/00(3)

Class A
1-Year      5-Year    10-Year
-----------------------------------
1.13%       5.71%     8.13%

Class B               Since
1-Year      5-Year    Inception
-----------------------------------
0.54%       5.65%     7.00%

Class C               Since
1-Year      5-Year    Inception
-----------------------------------
4.43%       5.90%     6.11%

Class Y               Since
1-Year      5-Year    Inception
-----------------------------------
6.55%       N/A       3.31%

-----------------------------------
STANDARDIZED YIELDS(4)
For the 30 Days Ended 9/30/00
-----------------------------------
Class A       10.40%
-----------------------------------
Class B       10.15
-----------------------------------
Class C       10.18
-----------------------------------
Class Y       11.54
-----------------------------------


WHICH BOND MARKET SECTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

   Emerging market debt was by far our best performer for the period. The global financial crisis of 1998 provided a compelling buying opportunity as these securities fell drastically out of favor. With economic recovery, especially in the core markets of Russia, Brazil and Mexico, investor interest has moved in tandem. Mortgage-backed securities also performed reasonably well, despite the overwhelming attention placed on U.S. Treasuries.

   One subset of mortgage-backed securities, "interest only" bonds, were the standout in this category. Unlike most fixed income securities, which decline in value when interest rates rise, prices of "interest only" bonds have appreciated with each rate hike over the past year.

HOW DID THE REMAINING SECTORS FARE?

High yield corporate bonds provided generally modest returns, reflecting equally modest demand. In an attempt to rekindle investor interest, new securities were issued at higher yields, creating pricing pressures on existing securities. This negatively affected the total return of many high yield bonds. Still, we received generous coupon income and, in essence, were getting paid to wait.

   Our most profound disappointment during the period was the performance of foreign bonds from developed markets. Even though European economies were growing at slower, more sustainable rates than the U.S. economy--in reality, a positive sign of growth investor sentiment favored faster growing U.S. issues. Japan, on the other hand, continued to be mired in recession, which kept bond yields there unattractively low.

3. See page 10 for further details.

4. Standardized yield is based on net investment income for the 30-day period ended September 30, 2000. Falling share prices will tend to artificially raise yields.




                      5 OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO ALLOCATION(5)
[PIE CHART]

-Corporate
 Bonds                       36.9%
-Government Agency Bonds     28.4
-Foreign
 Government
 Bonds                       14.8
-U.S. Government
 Bonds                        7.1
-Other Bonds                  5.8
-Cash Equivalents             4.0
-Stocks                       3.0



WHAT IS YOUR OUTLOOK GOING FORWARD?

Apart from being generally neutral on interest rates, we believe there are several key sectors of the market that are currently inexpensive and offer good value. Both high yield corporate bonds and mortgage-backed securities present interesting opportunities, and we'll continue to monitor these areas closely. Emerging markets should continue to offer attractive yields, although we currently see limited possibilities for additional price appreciation. In contrast, we remain less optimistic about developed foreign markets, which could lead us to reallocate assets in search of more strategic opportunities. That search is the most telling reason why Oppenheimer Strategic Income Fund is an important part of The Right Way to Invest.



CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES(6)
----------------------------------------------------------------
Media/Entertainment--Telecommunications                    7.1%
----------------------------------------------------------------
Media/Entertainment--Wireless Communications               5.1
----------------------------------------------------------------
Media/Entertainment--Cable/Wireless Video                  3.4
----------------------------------------------------------------
Transportation                                             2.6
----------------------------------------------------------------
Financial                                                  2.1
----------------------------------------------------------------
Gaming/Leisure                                             2.0
----------------------------------------------------------------
Energy                                                     2.0
----------------------------------------------------------------
Service                                                    1.6
----------------------------------------------------------------
Information Technology                                     1.5
----------------------------------------------------------------
Chemicals                                                  1.4


5. Portfolio data is subject to change. Percentages are as of September 30, 2000, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issuer may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

6. Portfolio data is subject to change. Percentages are as of September 30, 2000, and are based on net assets.



                      6 OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? Below is a discussion by OppenheimerFunds, Inc. of the Fund's performance during its fiscal year ended September 30, 2000, followed by a graphical comparison of the Fund's performance to two appropriate broad-based market indices.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the Fund's fiscal year, Oppenheimer Strategic Income Fund performed reasonably well, reflecting an effective allocation strategy. The U.S. Treasury buyback and a tighter monetary policy benefited interest-rate-sensitive securities. Global economic recovery, rising oil prices and a potential soft landing of the U.S. economy fueled some credit-sensitive assets. The portfolio focused on high yield corporate bonds, emerging market debt and mortgage-backed securities, which provided attractive income and some price appreciation. Exposure to European and Japanese markets proved disappointing, thus having a negative impact on the Fund's performance. Therefore we reduced those foreign holdings, as weak currencies and low yields made investors seek opportunities in U.S. markets. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2000. Performance is measured from the inception of the class, in the case of Class A shares, on October 16, 1989; Class B shares, November 30, 1992; Class C shares, May 26, 1995; and Class Y shares, January 26, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

   The performance of each class of the Fund's shares is compared to two indices because the Fund invests in a variety of debt securities in domestic and foreign markets. The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed income performance on a world-wide basis.

   Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices and include below-investment-grade obligations.

                      7 OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

   CLASS A SHARES
   COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   -- Oppenheimer Strategic Income Fund (Class A)
   -- Lehman Brothers Aggregate    **** Salomon Brothers World Government
      Bond Index                        Bond Index

[The following table was originally a line graph in the printed materials.]


            OPPENHEIMER      LEHMAN     SOLOMON BROTHERS
09/30/90     $ 9,525        $10,000         $10,000
12/31/90       9,620         10,506          10,725
03/31/91      10,274         10,799          10,597
06/30/91      10,515         10,976          10,634
09/30/91      11,142         11,599          11,504
12/31/91      11,568         12,187          12,421
03/31/92      11,719         12,032          12,004
06/30/92      12,255         12,517          12,809
09/30/92      12,541         13,055          13,610
12/31/92      12,463         13,090          13,108
03/31/93      13,262         13,631          13,807
06/30/93      13,813         13,992          14,210
09/30/93      14,245         14,357          14,853
12/31/93      14,894         14,366          14,847
03/31/94      14,399         13,954          14,847
06/30/94      14,327         13,810          14,947
09/30/94      14,515         13,894          15,122
12/31/94      14,230         13,947          15,195
03/31/95      14,454         14,650          16,856
06/30/95      15,288         15,543          17,755
09/30/95      15,766         15,848          17,569
12/31/95      16,419         16,523          18,088
03/31/96      16,717         16,230          17,749
06/30/96      17,159         16,323          17,821
09/30/96      17,825         16,625          18,307
12/31/96      18,507         17,123          18,743
03/31/97      18,443         17,027          17,967
06/30/97      19,190         17,653          18,512
09/30/97      19,837         18,239          18,748
12/31/97      20,031         18,776          18,786
03/31/98      20,566         19,068          18,934
06/30/98      20,701         19,514          19,310
09/30/98      19,995         20,339          20,919
12/31/98      20,366         20,407          21,662
03/31/99      20,474         20,306          20,825
06/30/99      20,542         20,128          20,108
09/30/99      20,578         20,264          21,019
12/31/99      21,188         20,240          20,738
03/31/00      21,523         20,686          20,774
06/30/00      21,642         21,047          20,743
09/30/00      21,849         21,681          20,199

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 9/30/00(1)
1-YEAR 1.13%   5-YEAR 5.71%   10-YEAR 8.13%


   CLASS B SHARES
   COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   -- Oppenheimer Strategic Income Fund (Class B)
   -- Lehman Brothers Aggregate    **** Salomon Brothers World Government
      Bond Index                        Bond Index

[The following table was originally a line graph in the printed materials.]

            OPPENHEIMER      LEHMAN     SOLOMON BROTHERS
11/30/92     $10,000        $10,000         $10,000
12/31/92      10,226         10,157          10,060
03/31/93      10,747         10,577          10,597
06/30/93      11,191         10,858          10,906
09/30/93      11,516         11,141          11,399
12/31/93      12,016         11,148          11,395
03/31/94      11,570         10,828          11,395
06/30/94      11,515         10,717          11,471
09/30/94      11,643         10,782          11,606
12/31/94      11,394         10,823          11,662
03/31/95      11,525         11,369          12,937
06/30/95      12,194         12,061          13,627
09/30/95      12,551         12,298          13,484
12/31/95      13,045         12,822          13,882
03/31/96      13,257         12,595          13,622
06/30/96      13,581         12,666          13,677
09/30/96      14,081         12,901          14,050
12/31/96      14,588         13,288          14,384
03/31/97      14,513         13,213          13,789
06/30/97      15,071         13,699          14,207
09/30/97      15,549         14,154          14,388
12/31/97      15,671         14,570          14,418
03/31/98      16,059         14,797          14,531
06/30/98      16,134         15,143          14,820
09/30/98      15,589         15,783          16,094
12/31/98      15,834         15,836          16,625
03/31/99      15,918         15,758          15,983
06/30/99      15,971         15,619          15,432
09/30/99      15,999         15,725          16,131
12/31/99      16,473         15,706          15,915
03/31/00      16,734         16,053          15,943
06/30/00      16,826         16,332          15,920
09/30/00      16,987         16,824          15,502

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 9/30/00(1)
1-YEAR 0.54%   5-YEAR 5.65%   LIFE 7.00%

THE PERFORMANCE INFORMATION FOR BOTH INDICES IN THE GRAPHS BEGINS ON 9/30/90 FOR CLASS A, 11/30/92 FOR CLASS B, 5/31/95 FOR CLASS C AND 1/31/98 FOR CLASS Y.

                      8 OPPENHEIMER STRATEGIC INCOME FUND

 FUND PERFORMANCE
 CLASS C SHARES
 COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
 --  Oppenheimer Strategic Income Fund (Class C)
 --  Lehman Brothers Aggregate    **** Salomon Brothers World Government
     Bond Index                        Bond Index

 [The following table was originally a line graph in the printed materials.]

           OPPENHEIMER      LEHMAN     SOLOMON BROTHERS
05/26/95     $10,000        $10,000        $10,000
06/30/95      10,023         10,073         10,059
09/30/95      10,309         10,271          9,954
12/31/95      10,715         10,709         10,247
03/31/96      10,889         10,519         10,055
06/30/96      11,131         10,579         10,096
09/30/96      11,542         10,774         10,371
12/31/96      11,983         11,098         10,618
03/31/97      11,920         11,036         10,179
06/30/97      12,354         11,441         10,488
09/30/97      12,773         11,821         10,621
12/31/97      12,848         12,169         10,643
03/31/98      13,167         12,358         10,727
06/30/98      13,229         12,647         10,940
09/30/98      12,780         13,182         11,851
12/31/98      12,965         13,226         12,272
03/31/99      13,039         13,160         11,798
06/30/99      13,057         13,045         11,392
09/30/99      13,026         13,133         11,908
12/31/99      13,418         13,117         11,748
03/31/00      13,574         13,407         11,769
06/30/00      13,656         13,640         11,752
09/30/00      13,728         14,051         11,443

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 9/30/00(1)
1-YEAR 4.43%   5-YEAR 5.90%   LIFE 6.11%

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
 --  Oppenheimer Strategic Income Fund (Class Y)
 --  Lehman Brothers Aggregate    **** Salomon Brothers World Government
     Bond Index                        Bond Index

[The following table was originally a line graph in the printed materials.]

           OPPENHEIMER      LEHMAN     SOLOMON BROTHERS
01/26/98     $10,000       $10,000        $10,000
03/31/98      10,181        10,027          9,981
06/30/98      10,257        10,261         10,180
09/30/98       9,936        10,695         11,028
12/31/98      10,108        10,731         11,420
03/31/99      10,194        10,678         10,979
06/30/99      10,237        10,584         10,600
09/30/99      10,241        10,656         11,081
12/31/99      10,579        10,643         10,932
03/31/00      10,732        10,878         10,951
06/30/00      10,826        11,067         10,935
09/30/00      10,911        11,401         10,648

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 9/30/00(1)
1-YEAR 6.55%   LIFE 3.31%

1. See page 10 for further details.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. GRAPHS ARE NOT DRAWN TO THE SAME SCALE.

                      9 OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S RETURNS MAY HAVE CHANGED SUBSTANTIALLY FROM THE RETURNS SHOWN IN THIS REPORT. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                      10 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS September 30, 2000
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.1%
 American Money Management Corp., Commercial Debt Obligations,
 Sub. Bonds, Series I, Cl. D1, 13.602% 1/15/12(1)                                           $   10,000,000     $   10,140,000
------------------------------------------------------------------------------------------------------------------------------
 Ameriquest Finance Trust, Collateralized Mtg. Obligations:
 Series 1999-1, Cl. D, 9.75%, 3/25/29(1)                                                        14,463,474         13,884,936
 Series 2000-1, 8.50%, 8/17/01                                                                   2,943,727          2,895,892
------------------------------------------------------------------------------------------------------------------------------
 Block Mortgage Finance, Inc., Asset-Backed Certificates,
 Series 1999-1, Cl. A2, 6%, 4/27/20                                                             18,000,000         17,696,250
------------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
 Certificates, Series 1999-F, Cl. A3, 6.97%, 10/15/30                                           10,000,000          9,921,800
------------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Manufactured Housing Contract
 Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30                      5,000,000          5,260,938
------------------------------------------------------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11(1)               15,000,000         12,393,750
------------------------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust Bonds, Series 2000-A,
 Cl. B, 7.72%, 8/15/25(1,2)                                                                      2,500,000          2,507,031
------------------------------------------------------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
 Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                5,000,000          4,681,250
------------------------------------------------------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
 Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                            5,214,000          5,373,679
------------------------------------------------------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Collateralized Mtg. Obligations,
 Series 2000-H, Cl. C, 7.82%, 1/15/13(1,2)                                                       5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28                                                                      16,581,537         15,462,283
------------------------------------------------------------------------------------------------------------------------------
 Ocwen Capital Trust I, Collateralized Mtg. Obligations,
 Series 1999-OAC, Cl. 1, 9.50%, 4/27/29(1)                                                       6,868,443          6,387,652
------------------------------------------------------------------------------------------------------------------------------
 Option One Mortgage Trust, Collateralized Mtg. Obligations:
 Series 1999-1A, 10.06%, 3/26/29(1)                                                              7,027,118          6,796,541
 Series 1999-3, Cl. BB, 10.80%, 12/15/29                                                        10,162,115         10,041,440
------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Commercial Mtg.
 Pass-Through Certificates, Series 1998-1A, 5%, 11/25/27(1)                                      3,650,336          3,491,775
------------------------------------------------------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1,
 Cl. D, 10.50%, 6/25/29(1)                                                                       9,069,104          8,677,999
                                                                                                              ----------------
 Total Asset-Backed Securities (Cost $144,175,795)                                                                140,613,216


------------------------------------------------------------------------------------------------------------------------------
 CORPORATE LOANS--0.1%
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 6.66%,
 12/22/01(1,2) (Cost $8,822,384)                                                                 9,000,000          9,000,000


------------------------------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--30.6%
------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--20.7%
------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--18.6%
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
 Gtd. Multiclass Mtg. Participation Certificates:
 8%,10/15/30(3)                                                                                 37,500,000         38,039,250
 11.50%, 10/1/16                                                                                 1,918,914          2,091,847
 Series 1252, Cl. J, 8%, 5/15/22                                                                 7,000,000          7,249,340
 Series 1722, Cl. PJ, 6.50%, 7/15/23                                                             8,855,000          8,509,035

                      11 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED  Continued
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
 Gtd. Multiclass Mtg. Participation Certificates: Continued
 Series 2132, Cl. GA, 6.15%, 2/15/27                                                        $    1,717,271     $    1,651,792
 Series 2198, Cl. PG, 7%, 12/15/28                                                              12,000,000         11,700,000
 Series 2253, Cl. A, 7%, 9/15/30                                                                25,000,000         24,660,156
 Series 2256, Cl. AB, 7.50%, 9/29/30                                                            12,200,000         12,280,062
 Series 2256, Cl. BC, 7%, 9/15/30                                                               25,000,000         24,273,437
 Series 2257, Cl. B, 7%, 9/15/30                                                                12,000,000         11,628,750
------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass
 Mtg. Participation Certificates:
 10%, 5/1/20                                                                                       950,098          1,011,855
 10.50%, 5/1/20                                                                                  2,091,602          2,250,418
 12%, 6/1/17                                                                                     4,004,036          4,443,199
 Series 2246, Cl. AJ, 7.50%, 4/15/27                                                            24,193,990         24,397,945
------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates:
 Series 2250, Cl. A, 7%, 12/15/27                                                               16,632,530         16,434,936
 Series 2252, Cl. PE, 7.50%, 4/15/30                                                            20,000,000         19,553,125
 Series 2253, Cl. PH, 7.50%, 9/15/30                                                            14,213,800         14,160,498
------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 192, Cl. IO, 9.113%, 2/1/28(4)                                                         211,128,399         63,668,408
 Series 194, Cl. IO, 9.212%, 4/1/28(4)                                                         162,435,329         50,126,527
 Series 197, Cl. IO, 8.526%, 4/1/28(4)                                                         209,687,368         64,380,575
 Series 199, Cl. IO, 13.729%, 8/1/28(4)                                                        356,501,138        112,966,298
 Series 202, Cl. IO, 9.216%, 4/1/29(4)                                                         161,045,250         51,383,500
 Series 203, Cl. IO, 9.50%, 6/15/29(4)                                                          57,099,209         18,592,930
 Series 205, Cl. IO, 10.045%, 9/15/29(4)                                                        23,696,237          7,501,340
 Series 206, Cl. IO, 10.489%, 12/15/29(4)                                                       14,409,684          4,577,326
 Series 303, Cl. IO, 13.935%, 11/1/29(4)                                                        18,864,160          5,712,303
 Series 2030, Cl. PE, 10.83%, 2/15/28(4)                                                         9,336,178          3,425,210
 Series 2038, Cl. PM, 11.506%, 3/15/28(4)                                                       22,052,714          9,572,256
 Series 2052, Cl. IB, 10.683%, 4/15/28(4)                                                        4,291,000          2,146,841
------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Mtg.-Backed Certificates, 10%, 4/1/20                                                           1,156,161          1,211,553
------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6.50%, 1/1/29                                                                                   5,637,080          5,413,908
 6.50%, 10/25/13-10/25/28(3)                                                                   237,000,000        230,580,770
 7%, 10/25/27(3)                                                                               155,000,000        151,803,900
 7%, 9/25/29-12/25/29                                                                            8,755,782          8,577,896
 7.50%, 10/1/29(3)                                                                              11,500,000         11,471,250
 8%, 10/1/29(3)                                                                                160,000,000        162,100,800
 9.50%, 4/1/20-11/25/27                                                                            946,672            971,042
 10.50%, 10/1/19                                                                                   893,809            957,208
 11%, 10/15/15-2/1/26                                                                            2,461,967          2,701,364
 12%, 2/15/16                                                                                    1,612,642          1,795,565
 15%, 4/15/13                                                                                    1,434,692          1,691,904
------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                           4,045,000          3,977,974
------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Trust 2000-31, Cl. PD, 7.50%, 10/25/30                                                         10,000,000          9,971,875

                      12 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED  Continued
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 294, Cl. 2, 11.413%, 2/1/28(3,4)                                                     $   76,562,285     $   23,195,980
 Trust G93-15, Cl. JA, 12.683%, 4/25/23(4)                                                       5,184,412          1,390,045
                                                                                                              ----------------
                                                                                                                1,236,202,193

------------------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--2.1%
 Government National Mortgage Assn.:
 6.50%, 2/20/29                                                                                 27,560,384         26,423,794
 7%, 1/15/28-8/15/28                                                                            34,610,136         34,103,455
 8%, 1/15/28-9/15/28                                                                            29,834,497         30,382,372
 12.50%, 12/15/13-11/15/15                                                                       9,065,510         10,180,206
 13%, 10/15/15                                                                                  13,219,087         15,065,529
 13.50%, 6/15/15                                                                                15,910,840         18,257,689
                                                                                                              ----------------
                                                                                                                  134,413,045


------------------------------------------------------------------------------------------------------------------------------
 PRIVATE--9.9%
------------------------------------------------------------------------------------------------------------------------------
 AGRICULTURAL--0.1%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
 Trust Sr. Sub. Mtg. Pass-Through Certificates, Series 1992-2:
 Cl. B2, 9.677%, 1/15/03(1,2)                                                                    1,764,485          1,466,728
 Cl. B3, 9.406%, 4/15/09(1,2)                                                                    5,274,061          3,853,361
                                                                                                              ----------------
                                                                                                                    5,320,089


------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL--7.2%
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass
 Mtg. Pass-Through Certificates, Series 1997-C1:
 Cl. G, 7%, 6/17/29(1)                                                                           1,550,000          1,248,113
 Cl. H, 7%, 6/17/29(1)                                                                           1,600,000          1,210,688
------------------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                                        5,000,000          4,809,766
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                       20,000,000         18,678,125
 Series 1996-MD6, Cl. A7, 7.966%, 11/13/26(2)                                                   10,860,000          9,490,622
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                     11,875,000          8,979,541
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29(2)                                                     24,582,312         17,950,849
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29(2)                                                      5,532,925          3,719,595
 Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                          7,700,000          4,749,937
 Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                         21,050,000         10,056,309
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                        7,000,000          6,939,844
------------------------------------------------------------------------------------------------------------------------------
 Bank of America Mortgage Securities, Series 1999-7, Cl. A21, 6.50%, 7/25/29                    12,401,000         11,129,897
------------------------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Mtg. Pass-Through Certificates:
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(1,2)                                                     2,609,000          2,404,357
 Series 1993-C1, Cl. F, 6.72%, 12/25/03(1,2)                                                    14,300,000         12,454,406
------------------------------------------------------------------------------------------------------------------------------
 Chase Commercial Mortgage Securities Corp., Commercial
 Mtg. Obligations Sub. Bonds, Series 1997-2, Cl. F, 6.60%, 8/19/12(1)                            5,000,000          3,843,750
------------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
 Series 1996-C2, Cl. F, 8.237%, 9/15/23(1,2)                                                     2,500,000          2,276,563
------------------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Sub. Step Asset-Backed Certificates,
 Series 2000-1, Cl. BV, 9.77%, 3/25/31(2)                                                        5,033,000          5,088,048

                      13 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL  Continued
 CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
 Series 1998-C1, Cl. F, 6%, 5/17/40(1)                                                      $    5,500,000     $    3,403,125
------------------------------------------------------------------------------------------------------------------------------
 FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
 Certificates:
 Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                                                          2,500,000          2,456,250
 Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                                          2,500,000          2,428,516
 Series 1994-C1, Cl. 2G, 8.70%, 9/25/25                                                          4,870,000          4,685,853
------------------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997, Cl. D, 8.104%, 5/25/08(1,2)                                                        8,500,000          7,106,797
 Series 1997, Cl. E, 8.104%, 2/25/11(1,2)                                                       14,500,000         10,512,500
------------------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
 Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15                          11,775,000          9,132,984
------------------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
 Stripped Mtg.-Backed Security, Series 1998-C2, Cl. IO, 9.376%, 5/18/28(4)                     116,686,431          4,084,025
------------------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Sub.
 Collateralized Mtg. Obligations, Series 1997-C1, Cl. F, 7%, 12/18/14(1)                        16,000,000         12,115,000
------------------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.,
 Mtg. Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                        19,440,000         14,494,950
 Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                          17,785,500         10,693,532
 Series 1998-C2, Cl. D, 6.50%, 7/15/10                                                          14,583,523         13,220,875
------------------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.,
 Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
 Series 1997-C1, Cl. X, 8.12%, 7/15/27(4)                                                      166,490,785         12,434,781
------------------------------------------------------------------------------------------------------------------------------
 Impac Secured Assets Corp., Collateralized Mtg. Obligations Pass-Through
 Certificates, Series 2000-1, Cl. A9, 7.90%, 4/25/30                                            13,500,000         13,521,094
------------------------------------------------------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10                                           10,000,000         10,425,000
------------------------------------------------------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/09                                            8,429,000          8,352,612
------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.772%, 6/15/21(2)                                                       2,077,279          2,070,626
------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. E, 7.41%, 3/15/06(1,2)                                                      9,365,000          8,046,584
 Series 1996-C1, Cl. F, 7.41%, 2/15/28(2,5)                                                     13,360,980          9,977,938
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10(1)                                                       3,475,000          2,865,246
 Series 1997-HF1, Cl. G, 6.86%, 5/15/11(1)                                                       4,638,000          3,344,433
 Series 1997-RR, Cl. D, 7.771%, 4/30/39(1)                                                       2,950,158          2,257,793
 Series 1997-RR, Cl. E, 7.768%, 4/30/39(1,2)                                                     9,200,495          6,321,028
 Series 1997-RR, Cl. F, 7.771%, 4/30/39(1)                                                      30,801,658         18,047,847
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(1)                                                     14,358,000         12,159,431
------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Sub. Bonds, Series 1995-GAL1,
 Cl. E, 8.25%, 8/15/05(1)                                                                        4,500,000          4,083,750
------------------------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-MC2, Cl. F, 5.75%, 12/21/26                                                         8,500,000          6,672,500
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)                                                      2,939,000          2,455,902
------------------------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
 Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                                                      11,700,000          9,949,342

                      14 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL  Continued
 Multi-Family Capital Access One, Inc., Series 1, Cl. D, 10.078%, 1/15/24(1,2)              $    3,576,000     $    3,021,720
------------------------------------------------------------------------------------------------------------------------------
 Providian Master Trust Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09(1)                                                         6,200,000          6,203,875
------------------------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                             479,566            477,056
 Series 1994-C1, Cl. C, 8%, 6/25/26                                                              1,265,952          1,260,117
 Series 1994-C1, Cl. E, 8%, 6/25/26                                                              5,296,311          5,165,145
 Series 1994-C2, Cl. E, 8%, 4/25/25                                                             17,369,013         17,127,476
 Series 1994-C2, Cl. G, 8%, 4/25/25                                                              5,357,635          5,136,633
 Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                           4,535,721          4,191,644
------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Collateralized Mtg. Obligations,
 Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                           20,000,000         20,050,000
------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-C1, Cl. E, 8.875%, 1/20/06                                                          4,550,000          4,194,531
 Series 1996-C1, Cl. F, 8.875%, 1/20/06(2)                                                       9,632,000          7,290,220
------------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
 Series 1995-C4, Cl. E, 8.897%, 6/25/26(1,2)                                                     9,453,000          9,411,643
 Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                        14,220,000         14,122,238
 Series 1999-C3, Cl. G, 8.07%, 3/20/02(2)                                                       18,983,139         19,054,326
------------------------------------------------------------------------------------------------------------------------------
 Two Grand Central Tower Trust, Commercial Mtg. Sub. Nts.,
 Series 2000-RIG1, 10.378%, 9/3/01(2)                                                            9,000,000          8,853,750
------------------------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
 Series 1992-2, Cl. IO, 10.653%, 9/15/22(4)                                                     92,131,881          2,943,902
 Series 1995-2B, Cl. 2IO, 17.238%, 6/15/25(4)                                                    9,519,273            924,503
 Series 1995-3, Cl. 1IO, 10.42%, 9/15/25(4)                                                    250,744,739          3,388,972
                                                                                                              ----------------
                                                                                                                  484,538,475


------------------------------------------------------------------------------------------------------------------------------
 MULTIFAMILY--0.1%
 Countrywide Funding Corp., Mtg. Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%, 2/25/09                                                            929,226            863,600
 Series 1993-11, Cl. B3, 6.25%, 2/25/09(5)                                                         497,813            183,569
------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management, Sub. Collateralized Bond Obligations,
 Series 1A, Cl. D, 12.54%, 6/13/11(1)                                                            6,000,000          5,760,000
                                                                                                              ----------------
                                                                                                                    6,807,169


------------------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL--2.5%
 Amortizing Residential Collateral Trust, Collateralized Mtg. Obligations,
 Trust 2000-BC1, Cl. B, 8.87%, 1/25/30(1,2)                                                      2,767,000          2,744,518
------------------------------------------------------------------------------------------------------------------------------
 Chase Mortgage Finance Corp., Sub. Mtg. Pass-Through
 Certificates, Series 1993-J, Cl. 2A8, 7%, 8/25/24                                              10,000,000          9,631,200
------------------------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Sub. Collateralized Mtg. Obligations:
 Series 1993-5, Cl. B3, 7%, 4/25/23(1)                                                           1,118,664            995,611
 Series 1993-5, Cl. B4, 7%, 4/25/23(1)                                                             846,215            529,942
------------------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                         3,203,405          2,903,087
------------------------------------------------------------------------------------------------------------------------------
 Imperial CMB Trust, Collaterized Mtg. Obligations, Trust 1998-1,
 Cl. B, 7.25%, 11/25/29                                                                          3,186,521          3,088,934

                      15 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL  Continued
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations:
 Series 1997-14, Cl. A-10, 7.25%, 10/25/27                                                  $   12,508,500     $   11,863,437
 Series 1998-33, Cl. A1, 6.25%, 1/25/29                                                          3,973,402          3,798,324
------------------------------------------------------------------------------------------------------------------------------
 Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
 Certificates, Series 1997-QS8, Cl. M3, 7.50%, 8/25/27                                           3,168,341          2,892,094
------------------------------------------------------------------------------------------------------------------------------
 Residential Asset Securitization Trust,
 Asset-Backed Pass-Through Certificates:
 Series 1996-A1, Cl. A8, 7.35%, 3/25/26                                                         11,830,697         11,264,953
 Series 1998-A12, Cl. A12, 6.80%, 11/25/28                                                      10,740,000          9,498,134
------------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities I, Inc., Collateralized Mtg.
 Pass-Through Certificates, Series 1995-S17, Cl. A8, 7.50%, 12/26/25                            18,833,213         18,491,768
------------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities I, Inc.,
 Mtg. Pass-Through Certificates:
 Series 1997-S12, Cl. A18, 6.75%, 8/25/27                                                       11,188,000         10,621,552
 Series 1998-S31, Cl. A1, 6.50%, 12/25/28                                                       48,267,456         46,110,384
 Series 1998-S9, Cl. 2A4, 6.75%, 4/25/28                                                        16,263,000         15,144,919
------------------------------------------------------------------------------------------------------------------------------
 Ryland Mortgage Securities Corp. Sub. Bonds, Series 1993-3,
 Cl. B2, 6.713%, 8/25/08                                                                           808,655            776,373
------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
 Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(1)                                         13,969,156          9,228,374
------------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
 Series 1999-1, 10%, 8/25/28                                                                     3,455,770          3,127,473
                                                                                                              ----------------
                                                                                                                  162,711,077
                                                                                                              ----------------
 Total Mortgage-Backed Obligations (Cost $2,053,031,943)                                                        2,029,992,048




------------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--7.7%
 U.S. Treasury Bonds:
 6.125%, 11/15/27(6)                                                                            66,000,000         66,556,908
 6.25%, 5/15/30                                                                                126,070,000        132,570,547
 11.25%, 2/15/15                                                                                10,000,000         14,865,630
 STRIPS, 6.169%, 5/15/18(7)                                                                    100,600,000         34,365,262
 STRIPS, 6.243%, 5/15/05(7)                                                                     15,235,000         11,594,155
 STRIPS, 6.524%, 2/15/19(7)                                                                    175,000,000         57,312,850
 STRIPS, 6.553%, 8/15/14(7)                                                                     39,500,000         17,004,671
 STRIPS, 6.79%, 11/15/21(7)                                                                    195,000,000         54,590,835
------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.875%, 11/15/04                                                                               57,000,000         56,964,375
 6%, 8/15/09(8,9)                                                                               45,700,000         45,899,938
 6.375%, 6/30/02                                                                                 1,000,000          1,005,313
 6.50%, 10/15/06(6)                                                                             16,000,000         16,445,008
                                                                                                              ----------------
 Total U.S. Government Obligations (Cost $494,698,462)                                                            509,175,492

                      16 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--15.9%
------------------------------------------------------------------------------------------------------------------------------
 ARGENTINA--1.7%
 Argentina (Republic of) Bonds:
 9.75%, Series WW, 12/4/05                                                                  $   18,205,000     $   16,566,550
 11.75%, 6/15/15                                                                                35,840,000         32,883,200
------------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas:
 Series PRO1, 2.693%, 4/1/07(2) [ARP]                                                           54,340,261         39,658,658
 Series PRO2, 6.62%, 4/1/07(2,10)                                                                6,295,645          5,359,577
------------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6%, 3/31/23(2)                                               7,420,000          5,045,600
------------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09                                     10,287,000          9,721,215
------------------------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series BPR01, 2.693%, 4/1/07(2) [ARP]                                                           2,551,395          1,803,248
------------------------------------------------------------------------------------------------------------------------------
 City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04 [ARP]                                     5,490,000          4,820,367
                                                                                                              ----------------
                                                                                                                  115,858,415


------------------------------------------------------------------------------------------------------------------------------
 BRAZIL--2.3%
 Brazil (Federal Republic of) Bonds:
 12.25%, 3/6/30                                                                                  8,456,000          7,694,960
 12.75%, 1/15/20                                                                                22,955,000         22,036,800
------------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                                                                     12,715,539          9,759,177
------------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.375%, 4/15/24(2)                              29,005,000         23,095,231
------------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Par Bonds, 6%, 4/15/24(2)                                         15,600,000         10,510,500
------------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                                 96,628,200         77,205,932
                                                                                                              ----------------
                                                                                                                  150,302,600


------------------------------------------------------------------------------------------------------------------------------
 BULGARIA--0.3%
 Bulgaria (Republic of) Disc. Bonds, Tranche A, 7.75%, 7/28/24(2)                                1,832,000          1,406,060
------------------------------------------------------------------------------------------------------------------------------
 Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
 Tranche A, 3%, 7/28/12(2)                                                                      16,555,000         12,064,456
------------------------------------------------------------------------------------------------------------------------------
 Bulgaria (Republic of) Interest Arrears Bonds, 7.75%, 7/28/11(2)                               12,410,000          9,493,650
                                                                                                              ----------------
                                                                                                                   22,964,166


------------------------------------------------------------------------------------------------------------------------------
 COLOMBIA--0.3%
 Colombia (Republic of) Bonds, 9.75%, 4/23/09                                                    3,755,000          3,022,775
------------------------------------------------------------------------------------------------------------------------------
 Colombia (Republic of) Nts., 8.625%, 4/1/08                                                     8,435,000          6,516,037
------------------------------------------------------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Bonds, 7.625%, 2/15/07                                     8,950,000          6,869,125
                                                                                                              ----------------
                                                                                                                   16,407,937


------------------------------------------------------------------------------------------------------------------------------
 ECUADOR--0.2%
 Ecuador (Republic of) Bonds, 4%, 8/15/30(2,5)                                                  21,150,000          8,354,250
------------------------------------------------------------------------------------------------------------------------------
 Ecuador (Republic of) Unsec. Bonds:
 4%, 8/15/30(2)                                                                                  7,580,000          2,994,100
 12%, 11/15/12(5)                                                                                1,927,000          1,353,717
 12%, 11/15/12                                                                                   1,680,000          1,180,200
                                                                                                              ----------------
                                                                                                                   13,882,267

                      17 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 FRANCE--1.4%
 France (Government of) Bonds, Obligations Assimilables du Tresor,
 5.50%, 4/25/07 [EUR]                                                                          104,640,000     $   93,645,939
------------------------------------------------------------------------------------------------------------------------------
 GREAT BRITAIN--0.4%
 United Kingdom Treasury Bonds, 8%, 6/10/03 [GBP]                                               15,390,000         23,937,329
------------------------------------------------------------------------------------------------------------------------------
 GREECE--0.2%
 Hellenic (Republic of) Bonds, 8.60%, 3/26/08 [GRD]                                          5,117,900,000         15,341,120
------------------------------------------------------------------------------------------------------------------------------
 INDONESIA--0.0%
 Perusahaan Listr Nts., 17%, 8/21/01 [IDR]                                                   9,000,000,000          1,032,051
------------------------------------------------------------------------------------------------------------------------------
 IVORY COAST--0.0%
 Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
 2%, 3/29/18(11)                                                                                    87,000             16,095
------------------------------------------------------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds,
 Series F, 1.90%, 3/29/18(11) [FRF]                                                            111,406,500          2,735,349
                                                                                                              ----------------
                                                                                                                    2,751,444


------------------------------------------------------------------------------------------------------------------------------
 JAPAN--1.4%
 Japan (Government of) Bonds, Series 187, 3.30%, 6/20/06 [JPY]                               8,918,400,000         90,892,411
------------------------------------------------------------------------------------------------------------------------------
 JORDAN--0.0%
 Hashemite (Kingdom of Jordan) Disc. Bonds, 7.75%, 12/23/23(2)                                     205,000            171,687
------------------------------------------------------------------------------------------------------------------------------
 MEXICO--1.7%
 United Mexican States Bonds:
 10.375%, 2/17/09                                                                                5,565,000          6,068,632
 11.375%, 9/15/16                                                                               41,688,000         48,566,520
 11.50%, 5/15/26(8)                                                                             30,635,000         37,267,477
------------------------------------------------------------------------------------------------------------------------------
 United Mexican States Nts., 9.875%, 2/1/10                                                     19,004,000         20,248,762
                                                                                                              ----------------
                                                                                                                  112,151,391


------------------------------------------------------------------------------------------------------------------------------
 NORWAY--0.5%
 Norway (Government of) Bonds:
 5.50%, 5/15/09 [NOK]                                                                          192,180,000         20,065,075
 9.50%, 10/31/02 [NOK]                                                                         110,780,000         12,730,963
                                                                                                              ----------------
                                                                                                                   32,796,038


------------------------------------------------------------------------------------------------------------------------------
 PANAMA--0.2%
 Panama (Republic of) Bonds, 8.875%, 9/30/27                                                     8,539,000          7,151,412
------------------------------------------------------------------------------------------------------------------------------
 Panama (Republic of) Interest Reduction Bonds, 4.50%, 7/17/14(2)                                8,945,000          7,156,000
                                                                                                              ----------------
                                                                                                                   14,307,412


------------------------------------------------------------------------------------------------------------------------------
 PERU--0.8%
 Peru (Republic of) Sr. Nts., Zero Coupon, 4.533%, 2/28/16(7)                                  114,538,313         51,198,626
------------------------------------------------------------------------------------------------------------------------------
 PHILIPPINES--0.1%
 Philippines (Republic of) Nts., 10.625%, 3/16/25                                                9,648,000          8,224,920
------------------------------------------------------------------------------------------------------------------------------
 RUSSIA--2.8%
 Russian Federation Bonds, 8.25%, 3/31/30(1)                                                    16,287,750         10,790,634
------------------------------------------------------------------------------------------------------------------------------
 Russian Federation Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03                                     13,960,000         13,384,150

                      18 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 RUSSIA  Continued
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                                                             $   28,877,000     $   22,957,215
 10%, 6/26/07                                                                                    2,515,000          1,930,263
 12.75%, 6/24/28                                                                                25,590,000         22,295,288
------------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Bonds, 2.50%, 3/31/30(2,3)                                          287,392,250        111,274,687
                                                                                                              ----------------
                                                                                                                  182,632,237


------------------------------------------------------------------------------------------------------------------------------
 SOUTH AFRICA--0.4%
 South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10 [ZAR]                              201,800,000         27,034,725
------------------------------------------------------------------------------------------------------------------------------
 SWEDEN--0.1%
 Sweden (Kingdom of) Debs., Series 1038, 6.50%, 10/25/06 [SEK]                                  65,300,000          7,230,113
------------------------------------------------------------------------------------------------------------------------------
 TURKEY--0.1%
 Turkey (Republic of) Bonds, 11.75%, 6/15/10                                                     6,914,000          6,929,557
------------------------------------------------------------------------------------------------------------------------------
 VENEZUELA--1.0%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27(8)                                               26,885,000         18,268,358
------------------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Collateralized Par Bonds:
 Series W-A, 6.75%, 3/31/20                                                                     30,878,000         22,926,915
 Series W-B, 6.75%, 3/31/20                                                                      3,355,000          2,491,088
------------------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Disc. Bonds, Series DL, 7.875%, 12/18/07(2)                            23,106,381         19,856,931
                                                                                                              ----------------
                                                                                                                   63,543,292
                                                                                                              ----------------
 Total Foreign Government Obligations (Cost $1,066,283,049)                                                     1,053,235,677


------------------------------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--1.1%
 Algeria (Republic of) Trust III Nts., Tranche 3, 2.387%, 3/4/10(1,2,3) [JPY]                3,436,058,000         21,781,415
------------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Bank Mandiri Loan:
 Series 3C, 8.344%, 6/1/03(1,2)                                                                    800,000            584,000
 Series 4C, 8.344%, 6/1/04(1,2)                                                                    800,000            560,000
 Series 5 yr., 8.344%, 6/1/05(1,2)                                                                 650,000            442,000
------------------------------------------------------------------------------------------------------------------------------
 ING Barings LLC, Bank Mandiri Linked Nts., Series 5C, 8.344%, 6/1/05(1,2)                         300,000            226,875
------------------------------------------------------------------------------------------------------------------------------
 Morocco (Kingdom of) Loan Participation Agreement,
 Tranche A, 7.75%, 1/1/09(1,2)                                                                  10,218,888          9,222,547
------------------------------------------------------------------------------------------------------------------------------
 PT Bank Ekspor Impor Indonesia Nts., Series 3 yr., 10.094%, 8/25/01(1,2)                        1,350,000          1,248,750
------------------------------------------------------------------------------------------------------------------------------
 PT Bank Negara Indonesia Gtd. Nts., Series 3 yr., 10.094%, 8/25/01(1,2)                         2,500,000          2,312,500
------------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney, Inc., Bank Umum Loan:
 Series C, 9.844%, 8/25/02(1,2)                                                                    400,000            343,500
 Series C, 10.094%, 8/25/01(1,2)                                                                 1,300,000          1,202,500
------------------------------------------------------------------------------------------------------------------------------
 Shoshone Partners Loan Trust Sr. Nts., 8.461%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
 Manhattan Bank and the Trust)(1,2)                                                             39,790,000         31,612,899
                                                                                                              ----------------
 Total Loan Participations (Cost $78,677,014)                                                                      69,536,986

                      19 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--39.6%
------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--0.7%
 BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                    $    5,800,000     $    5,742,000
------------------------------------------------------------------------------------------------------------------------------
 Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
 Series 1997-1, 1/1/01(1)                                                                        7,500,000          7,200,000
------------------------------------------------------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                          10,350,000          8,435,250
------------------------------------------------------------------------------------------------------------------------------
 GPA Holland BV, 9.75% Sr. Nts., Series C, 12/10/01(1)                                           2,000,000          1,941,250
------------------------------------------------------------------------------------------------------------------------------
 Greater Toronto Airports Authority, 5.40% Debs., 12/3/02 [CAD]                                 10,005,000          6,583,311
------------------------------------------------------------------------------------------------------------------------------
 Pegasus Aircraft Lease Securitization Trust Sr. Nts.,
 Series 1997-A, Cl. B, 11.76%, 6/15/04(1)                                                        3,468,266          3,551,505
------------------------------------------------------------------------------------------------------------------------------
 Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09                                        9,350,000          5,282,750
------------------------------------------------------------------------------------------------------------------------------
 SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07(1)                      10,150,000          9,947,000
                                                                                                              ----------------
                                                                                                                   48,683,066


------------------------------------------------------------------------------------------------------------------------------
 AIR TRANSPORTATION--0.2%
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                          11,300,000         10,565,500
------------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.4%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                   7,500,000          7,425,000
------------------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                      1,700,000            442,000
------------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                            6,650,000          6,558,562
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                     12,500,000         11,062,138
 Zero Coupon Sr. Unsec. Disc. Nts., 13.087%, 12/31/09(7)                                        25,140,000          8,170,500
------------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                                          1,800,000          1,761,750
 9.875% Sec. Nts., Series B, 5/1/07                                                             13,450,000         13,164,187
 10.875% Sr. Sub. Nts., 5/1/09                                                                   5,375,000          5,220,469
------------------------------------------------------------------------------------------------------------------------------
 NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                             9,090,000          9,226,350
------------------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)                                        4,375,000          2,187,500
------------------------------------------------------------------------------------------------------------------------------
 Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                     5,020,000          2,685,700
------------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                  4,100,000          3,177,500
------------------------------------------------------------------------------------------------------------------------------
 Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(1,11)                              6,936,090            572,227
------------------------------------------------------------------------------------------------------------------------------
 Reliance Industries Ltd.:
 10.25% Unsec. Nts., Series B, 1/15/97(5)                                                        2,000,000          1,720,518
 10.25% Unsec. Nts., Series B, 1/15/97                                                           8,700,000          7,484,253
------------------------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                             4,500,000          3,487,500
------------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                            9,565,000          6,743,325
 12.375% Sr. Sec. Nts., Series B, 7/15/06                                                        1,700,000          1,725,500
                                                                                                              ----------------
                                                                                                                   92,814,979


------------------------------------------------------------------------------------------------------------------------------
 COMPUTER SERVICES--0.1%
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05(1)                12,553,000          8,598,805

                      20 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CONSUMER DURABLES--0.3%
 Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                    $    4,296,000     $    4,124,160
------------------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                                                        2,000,000          1,190,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                                 6,110,000          3,635,450
------------------------------------------------------------------------------------------------------------------------------
 Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                     5,065,000          1,544,825
------------------------------------------------------------------------------------------------------------------------------
 Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(1)                                        3,596,000          2,337,400
------------------------------------------------------------------------------------------------------------------------------
 TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(1)                                      4,705,000          5,019,783
                                                                                                              ----------------
                                                                                                                   17,851,618




------------------------------------------------------------------------------------------------------------------------------
 CONSUMER NON-DURABLES--0.6%
 AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1,12)                                     3,850,000          1,559,250
------------------------------------------------------------------------------------------------------------------------------
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                       3,350,000          2,680,000
------------------------------------------------------------------------------------------------------------------------------
 Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                  9,555,000          9,698,325
------------------------------------------------------------------------------------------------------------------------------
 Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(1,11)                                  1,450,000            152,250
------------------------------------------------------------------------------------------------------------------------------
 Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1,11)                     4,550,000            477,750
------------------------------------------------------------------------------------------------------------------------------
 Indorayon International Finance Co. BV, 10% Nts., 3/29/01(1,11,13)                              1,850,000            462,500
------------------------------------------------------------------------------------------------------------------------------
 Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08(1)                                3,750,000          3,543,750
------------------------------------------------------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00(1,11,13)                                     4,025,000            694,312
------------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                            7,575,000          5,529,750
------------------------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                            10,300,000         10,145,500
------------------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(11)                              6,340,000            538,900
------------------------------------------------------------------------------------------------------------------------------
 Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                           6,300,000          6,079,500
                                                                                                              ----------------
                                                                                                                   41,561,787


------------------------------------------------------------------------------------------------------------------------------
 ENERGY--2.0%
 Chesapeake Energy Corp.:
 8.50% Sr. Nts., Series B, 3/15/12                                                               2,000,000          1,820,000
 9.125% Sr. Unsec. Nts., 4/15/06                                                                 1,491,000          1,457,452
 9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                        5,825,000          5,810,437
------------------------------------------------------------------------------------------------------------------------------
 Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                            11,450,000          8,072,250
------------------------------------------------------------------------------------------------------------------------------
 Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                            2,000,000          1,250,000
------------------------------------------------------------------------------------------------------------------------------
 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                              4,450,000          4,116,250
------------------------------------------------------------------------------------------------------------------------------
 Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)                             1,300,000            328,250
------------------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                   9,735,000          9,929,700
------------------------------------------------------------------------------------------------------------------------------
 Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                               13,450,000         14,156,125
------------------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                               5,925,000          3,643,875
------------------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                  7,000,000          7,420,000
------------------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                              12,250,000         11,086,250
------------------------------------------------------------------------------------------------------------------------------
 Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                                  4,600,000          4,611,500
------------------------------------------------------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                      9,185,000          8,897,969
------------------------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                               8,500,000          9,828,125
------------------------------------------------------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                              20,215,000         15,363,400

                      21 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 ENERGY  Continued
 RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                                $    7,275,000     $    8,366,250
------------------------------------------------------------------------------------------------------------------------------
 Statia Terminals International NV/Statia Terminals (Canada), Inc.,
 11.75% First Mtg. Nts., Series B, 11/15/03                                                      1,775,000          1,794,969
------------------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                9,460,000          9,270,800
------------------------------------------------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(12)                     8,725,000          6,783,687
                                                                                                              ----------------
                                                                                                                  134,007,289


------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL--2.1%
 AMRESCO, Inc.:
 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                                      6,485,000          2,885,825
 10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                         7,050,000          3,137,250
------------------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of 12.50% sr. nts., 11/1/06 and one warrant to purchase shares
 of common stock)(5,14)                                                                          1,515,555          1,814,878
------------------------------------------------------------------------------------------------------------------------------
 Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/1998(1,11,13) [IDR]                   27,000,000,000            461,538
------------------------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                          4,167,000          3,437,775
------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts., 6/10/03 [GBP]                                3,555,000          5,176,470
------------------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04 [GBP]                          15,135,000         22,433,040
------------------------------------------------------------------------------------------------------------------------------
 Hanvit Bank:
 0%/12.75% Unsec. Sub. Nts., 3/1/10(5,12)                                                       19,440,000         19,780,200
 0%/12.75% Unsec. Sub. Nts., 3/1/10(12)                                                         12,400,000         12,617,000
------------------------------------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(2,5)                                 6,550,000          5,909,037
------------------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                         5,900,000          6,342,500
------------------------------------------------------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts., 9/8/04(5)                                                 10,000,000         10,000,000
------------------------------------------------------------------------------------------------------------------------------
 Mexican Williams Sr. Nts., 7.671%, 11/15/08(2)                                                  1,500,000          1,410,000
------------------------------------------------------------------------------------------------------------------------------
 Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                             5,350,000          3,076,250
------------------------------------------------------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03(1)                                                 9,275,000          8,208,375
------------------------------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1,11,13)                          4,970,000            136,675
------------------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., 11.341% Nts., 11/19/07(2,5)                                                 2,400,000          2,454,000
------------------------------------------------------------------------------------------------------------------------------
 PT Polysindo Eka Perkasa:
 11% Nts., 6/18/03(1,11,13)                                                                     11,350,000          1,475,500
 24% Nts., 6/19/03(11,13) [IDR]                                                              6,484,800,000             96,071
------------------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                19,755,000         17,038,687
------------------------------------------------------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/01(1,11,13)                                            14,961,000            523,635
------------------------------------------------------------------------------------------------------------------------------
 Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(1,11,13)                               7,580,000          3,600,500
------------------------------------------------------------------------------------------------------------------------------
 Veritas Capital Trust, 10% Nts., 1/1/28                                                         3,525,000          1,771,312
------------------------------------------------------------------------------------------------------------------------------
 Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                               5,817,000          5,402,539
                                                                                                              ----------------
                                                                                                                  139,189,057


------------------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG--0.4%
 Family Restaurants, Inc.:
 9.75% Sr. Nts., 2/1/02                                                                         21,100,000          4,536,500
 10.875% Sr. Sub. Disc. Nts., 2/1/04                                                             4,800,000            888,000
------------------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                   15,800,000         12,719,000

                      22 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG  Continued
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                         $    3,450,000     $    3,346,500
------------------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc.:
 10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(11,13)                                            2,500,000            112,500
 11.625% Sub. Nts., 6/15/02(11,13)                                                               2,000,000            490,000
 12.625% Sub. Nts., 6/15/02(11)                                                                  3,000,000            735,000
------------------------------------------------------------------------------------------------------------------------------
 Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                          3,225,000          3,399,553
                                                                                                              ----------------
                                                                                                                   26,227,053


------------------------------------------------------------------------------------------------------------------------------
 FOOD/TOBACCO--0.6%
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                       2,750,000          2,117,500
------------------------------------------------------------------------------------------------------------------------------
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09                                    1,500,000          1,473,750
------------------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10% Sr. Nts., 6/15/09                                      1,975,000          1,194,875
------------------------------------------------------------------------------------------------------------------------------
 Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(12)                           6,581,000          5,067,370
------------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                                         2,197,000          1,878,435
------------------------------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                     7,560,000          6,615,000
------------------------------------------------------------------------------------------------------------------------------
 SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                    2,800,000          2,527,000
------------------------------------------------------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                         12,550,000          9,851,750
------------------------------------------------------------------------------------------------------------------------------
 Triarc Consumer Products Group LLC/Triac Beverage Holdings Corp.,
 10.25% Sr. Sub. Nts., 2/15/09                                                                   5,300,000          5,922,750
                                                                                                              ----------------
                                                                                                                   36,648,430


------------------------------------------------------------------------------------------------------------------------------
 FOREST PRODUCTS/CONTAINERS--1.1%
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1,11,13)                        3,462,000            281,287
------------------------------------------------------------------------------------------------------------------------------
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                                                                   3,300,000          3,225,750
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                              3,300,000          3,213,375
------------------------------------------------------------------------------------------------------------------------------
 Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(1)                                  5,875,000          2,261,875
------------------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                 11,550,000          7,796,250
------------------------------------------------------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                                                        1,700,000          1,399,139
------------------------------------------------------------------------------------------------------------------------------
 Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                               2,350,000          1,609,750
------------------------------------------------------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                 4,800,000          4,884,000
------------------------------------------------------------------------------------------------------------------------------
 Repap New Brunswick, Inc.:
 9% First Priority Sr. Sec. Nts., 6/1/04                                                         3,775,000          3,916,562
 10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                  3,000,000          3,105,000
------------------------------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                                11,290,000         11,360,562
 10.875% Sr. Sub. Nts., 4/1/08                                                                   8,280,000          7,617,600
------------------------------------------------------------------------------------------------------------------------------
 SD Warren Co., 14% Unsec. Nts., 12/15/06(10)                                                   16,327,710         18,001,300
------------------------------------------------------------------------------------------------------------------------------
 Tembec Finance Corp., 9.875% Sr. Nts., 9/30/05                                                  1,000,000          1,017,500
------------------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                              3,850,000          3,484,250
                                                                                                              ----------------
                                                                                                                   73,174,200

                      23 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 GAMING/LEISURE--2.0%
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1,11,13)              $       33,500     $           --
------------------------------------------------------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                10,475,000          9,898,875
------------------------------------------------------------------------------------------------------------------------------
 Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                 3,000,000          2,977,500
------------------------------------------------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                  6,800,000          6,596,000
------------------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                         9,425,000          9,000,875
------------------------------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                            6,000,000          6,255,000
------------------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                             8,000,000          8,300,000
------------------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                            13,350,000         13,383,375
------------------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                       11,875,000         11,934,375
------------------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                     3,600,000          3,366,000
------------------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                    7,100,000          6,851,500
------------------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group, 10.25% Sr. Sub. Nts., 8/1/07(5)                                          7,000,000          7,253,750
------------------------------------------------------------------------------------------------------------------------------
 Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                 8,000,000          7,540,000
------------------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8.125% Sr. Nts., 1/1/06                                                                         2,950,000          2,894,687
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                             12,050,000         11,989,750
------------------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,11,13)                                            10,800,000                 --
------------------------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(12)                                                               6,350,000          4,270,375
 9.25% Sr. Nts., 4/1/06                                                                          5,355,000          5,020,312
 9.75% Sr. Nts., 6/15/07                                                                         6,050,000          5,687,000
------------------------------------------------------------------------------------------------------------------------------
 Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00(1)                                       100,000            100,500
------------------------------------------------------------------------------------------------------------------------------
 Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                          5,720,000          5,405,400
------------------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08                                                            4,500,000          4,359,375
 9.875% Sr. Sub. Nts., 7/1/10(5)                                                                 2,500,000          2,518,750
                                                                                                              ----------------
                                                                                                                  135,603,399


------------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE--0.7%
 Charles River Laboratories, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09                       3,867,500          4,389,612
------------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08(1)                                 3,550,000          3,363,625
------------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                             1,700,000            773,279
------------------------------------------------------------------------------------------------------------------------------
 ICN Pharmaceutical, Inc.:
 8.75% Sr. Nts., 11/15/08(5)                                                                     4,100,000          4,110,250
 9.75% Sr. Nts., 11/15/08(5)                                                                     5,500,000          5,513,750
------------------------------------------------------------------------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07(1)                         975,000            775,125
------------------------------------------------------------------------------------------------------------------------------
 King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                                4,750,000          5,035,000
------------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                       6,900,000          4,623,000
------------------------------------------------------------------------------------------------------------------------------
 Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                                         6,415,000          6,767,825
------------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                  2,000,000          1,925,000
 8.625% Sr. Sub. Nts., 1/15/07                                                                   3,550,000          3,532,250
 9.25% Sr. Nts., 9/1/10(5)                                                                       3,500,000          3,675,000
------------------------------------------------------------------------------------------------------------------------------
 Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                             3,900,000          4,231,500
                                                                                                              ----------------
                                                                                                                   48,715,216

                      24 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 HOUSING--0.9%
 Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                   $    4,090,000     $    2,719,850
------------------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06(1)                         5,000,000          4,556,250
------------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 8% Sr. Nts., 2/1/09                                                                             8,500,000          7,841,250
 9.75% Sr. Sub. Nts., 9/15/10                                                                    5,200,000          5,070,000
------------------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                            8,000,000          7,600,000
------------------------------------------------------------------------------------------------------------------------------
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                   4,300,000          2,171,500
------------------------------------------------------------------------------------------------------------------------------
 Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                                           13,800,000         13,196,250
------------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                       11,450,000         10,877,500
 9.25% Sr. Nts., Series B, 3/15/07                                                               5,100,000          4,857,750
                                                                                                              ----------------
                                                                                                                   58,890,350


------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.5%
 Amkor Technologies, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                                   3,700,000          3,690,750
 10.50% Sr. Unsec. Sub. Nts., 5/1/09                                                            13,500,000         13,753,125
------------------------------------------------------------------------------------------------------------------------------
 Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                       3,250,000          3,461,250
------------------------------------------------------------------------------------------------------------------------------
 Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                            8,250,000          8,126,250
------------------------------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                      6,345,000          4,909,444
------------------------------------------------------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(5)                                         28,750,000         28,750,000
------------------------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                  10,500,000         10,670,625
------------------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc.:
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                                 8,760,000          8,124,900
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                                 1,875,000          1,739,062
------------------------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(5)                                 6,000,000          6,195,000
------------------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                              14,000,000         11,900,000
                                                                                                              ----------------
                                                                                                                  101,320,406


------------------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--1.0%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09(5)                                                     4,550,000          4,652,375
------------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                         8,400,000          8,610,000
------------------------------------------------------------------------------------------------------------------------------
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                              3,475,000          1,164,125
------------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                              1,050,000            866,250
------------------------------------------------------------------------------------------------------------------------------
 Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                9,600,000          1,176,000
------------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                              5,800,000          4,408,000
------------------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                      10,550,000         10,484,063
------------------------------------------------------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                          7,835,000          7,913,350
------------------------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                              7,750,000          7,323,750
------------------------------------------------------------------------------------------------------------------------------
 Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                      2,600,000            676,000
------------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                   10,400,000          9,568,000

                      25 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MANUFACTURING  Continued
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                        $    1,400,000     $    1,281,000
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                   5,100,000          4,666,500
------------------------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(1)                                           5,000,000          4,725,000
                                                                                                              ----------------
                                                                                                                   67,514,413


------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: BROADCASTING--1.0%
 Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                           2,375,000          2,232,500
------------------------------------------------------------------------------------------------------------------------------
 AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(10)                            1,393,500          1,574,655
------------------------------------------------------------------------------------------------------------------------------
 Chancellor Media Corp.:
 8.125% Sr. Sub. Nts., Series B, 12/15/07                                                        5,000,000          5,075,000
 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                   6,000,000          6,135,000
------------------------------------------------------------------------------------------------------------------------------
 Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08                                  1,750,000          1,750,000
------------------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                       2,600,000          2,223,000
------------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                      9,225,000          8,809,875
------------------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                     7,205,000          7,385,125
------------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04(2)                                        3,000,000          3,165,000
------------------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8.75% Sr. Sub. Nts., 12/15/07                                                                   4,325,000          4,033,063
 9% Sr. Unsec. Sub. Nts., 7/15/07                                                                3,990,000          3,790,500
------------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                7,300,000          7,281,750
------------------------------------------------------------------------------------------------------------------------------
 Young Broadcasting, Inc.:
 8.75% Sr. Sub. Debs., 6/15/07                                                                  11,125,000         10,568,750
 9% Sr. Sub. Nts., Series B, 1/15/06                                                               825,000            796,125
                                                                                                              ----------------
                                                                                                                   64,820,343


------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO--3.4%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09                                                                  1,400,000          1,177,750
 8.125% Sr. Nts., Series B, 7/15/03                                                              4,750,000          4,441,250
 8.375% Sr. Nts., Series B, 2/1/08                                                               5,150,000          4,480,500
 9.25% Sr. Nts., 10/1/02                                                                         7,175,000          7,139,125
 9.375% Sr. Nts., 11/15/09                                                                       8,000,000          7,290,000
 9.875% Sr. Nts., Series B, 3/1/07                                                               2,000,000          1,890,000
 10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                       6,040,000          6,077,750
 10.875% Sr. Unsec. Nts., 10/1/10                                                                4,250,000          4,186,250
------------------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(12)                                                     25,250,000         14,834,375
 8.25% Sr. Unsec. Nts., 4/1/07                                                                  10,650,000          9,704,813
 10% Sr. Nts., 4/1/09                                                                              350,000            344,313
------------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                               2,725,000          2,343,500
------------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc.:
 9.875% Sr. Sub. Debs., 2/15/13                                                                  2,435,000          2,501,963
 9.875% Sr. Sub. Nts., 5/15/06                                                                     625,000            642,188
 10.50% Sr. Sub. Debs., 5/15/16                                                                  7,950,000          8,566,125
------------------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(1)                                                2,050,000          1,875,750

                      26 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO  Continued
 EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                         $   26,105,000     $   25,713,425
------------------------------------------------------------------------------------------------------------------------------
 EchoStar I Bonds, 8.25%, 2/26/01(1)                                                             1,135,738          1,135,739
------------------------------------------------------------------------------------------------------------------------------
 EchoStar II Sinking Fund Bonds, 8.25%, 11/9/01(1)                                               2,396,736          2,396,737
------------------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                               4,000,000          4,050,000
------------------------------------------------------------------------------------------------------------------------------
 NTL Communications Corp.:
 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(12)                                              14,010,000          8,756,250
 9.875% Sr. Nts., 11/15/09(5) [EUR]                                                             10,450,000          8,207,691
 11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                       2,850,000          2,764,500
------------------------------------------------------------------------------------------------------------------------------
 NTL, Inc.:
 0%/9.75% Sr. Nts., Series B, 4/15/09(12) [GBP]                                                 39,800,000         30,304,815
 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(12) [GBP]                                    7,590,000          6,845,307
 10% Sr. Nts., Series B, 2/15/07                                                                 7,725,000          7,107,000
------------------------------------------------------------------------------------------------------------------------------
 Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07(1)                        4,350,000          4,567,500
------------------------------------------------------------------------------------------------------------------------------
 Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                                     20,000,000         13,475,342
------------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(12)                                                           12,750,000          6,853,125
 0%/9.875% Sr. Nts., 4/15/09(5,12) [GBP]                                                        12,000,000          9,004,065
------------------------------------------------------------------------------------------------------------------------------
 United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(12)           16,095,000         11,105,550
------------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, 10.875%
 Sr. Unsec. Nts., Series B, 8/1/09                                                               9,650,000          8,250,750
                                                                                                              ----------------
                                                                                                                  228,033,448


------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: DIVERSIFIED MEDIA--1.2%
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                    13,150,000          6,114,750
------------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09(11,13)                       1,000,000            280,000
------------------------------------------------------------------------------------------------------------------------------
 GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)                                                  727,589            690,970
------------------------------------------------------------------------------------------------------------------------------
 IPC Magazines Group plc:
 0%/10.75% Bonds, 3/15/08(1,12) [GBP]                                                            3,000,000          2,794,365
 9.625% Bonds, 3/15/08 [GBP]                                                                    10,525,000         13,849,479
------------------------------------------------------------------------------------------------------------------------------
 Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                            4,250,000          4,212,813
------------------------------------------------------------------------------------------------------------------------------
 SFX Entertainment, Inc.:
 9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                            1,600,000          1,688,000
 9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                  13,725,000         14,479,875
------------------------------------------------------------------------------------------------------------------------------
 Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07                                                     578,000            583,780
------------------------------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                     8,209,000          8,496,840
------------------------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                                                        2,000,000          2,230,300
------------------------------------------------------------------------------------------------------------------------------
 TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                             8,750,000          8,870,313
------------------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                                    2,500,000          2,334,793
------------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                                 11,500,000         10,536,875
------------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10(5)                                           2,550,000          2,537,250
                                                                                                              ----------------
                                                                                                                   79,700,403

                      27 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS--7.1%
 360networks, Inc.:
 12% Sr. Unsec. Sub. Nts., 8/1/09                                                           $    4,100,000     $    3,669,500
 13% Sr. Unsec. Nts., 5/1/08                                                                     2,150,000          1,967,250
 13% Sr. Unsec. Nts., 5/1/08(5) [EUR]                                                            1,900,000          1,604,482
------------------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                   9,025,000          6,091,875
------------------------------------------------------------------------------------------------------------------------------
 Allegiance Telecom, Inc., 12.875% Sr. Nts., 5/15/08                                             2,000,000          2,015,000
------------------------------------------------------------------------------------------------------------------------------
 Colo.com, Units (each unit consists of $1,000 principal amount of
 13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718 shares
 of common stock at $.01 per share)(5,14)                                                        6,350,000          6,508,750
------------------------------------------------------------------------------------------------------------------------------
 COLT Telecom Group plc:
 0%/12% Sr. Unsec. Disc. Nts., 12/15/06(12)                                                     21,275,000         19,466,625
 7.625% Bonds, 7/31/08 [DEM]                                                                    10,800,000          4,422,359
 8.875% Sr. Nts., 11/30/07 [DEM]                                                                 4,450,000          1,957,709
 10.125% Sr. Nts., 11/30/07 [GBP]                                                                6,290,000          9,392,763
------------------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(12)                          6,260,000          6,040,900
------------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                      4,085,000          4,105,425
------------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc.:
 0%/13.50% Sr. Disc. Nts., 3/15/08(12)                                                           5,750,000          2,673,750
 12% Sr. Unsec. Nts., Series B, 2/15/10                                                            350,000            264,250
------------------------------------------------------------------------------------------------------------------------------
 Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(12)                       27,875,000         26,341,875
------------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07                                                     8,100,000          6,510,375
------------------------------------------------------------------------------------------------------------------------------
 ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]                           2,500,000          2,720,527
------------------------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc.:
 10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                          11,300,000         11,017,500
 11.25% Sr. Nts., 7/1/08                                                                         8,720,000          8,698,200
------------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(12)                             4,200,000            945,000
------------------------------------------------------------------------------------------------------------------------------
 FLAG Telecom Holdings Ltd.:
 11.625% Sr. Nts., 3/30/10(1) [EUR]                                                              2,375,000          1,802,506
 11.625% Sr. Unsec. Nts., 3/30/10                                                                2,375,000          2,042,500
------------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(12)                                                   3,270,000          1,553,250
 11.875% Sr. Unsec. Nts., Series B, 1/15/10                                                      3,850,000          2,945,250
------------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts., 5/15/08                                 13,840,000         13,909,200
------------------------------------------------------------------------------------------------------------------------------
 Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(5) [EUR]                       7,200,000         2,779,875
------------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.:
 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(12)                                                  9,980,000          6,736,500
 8.50% Sr. Nts., Series B, 1/15/08                                                               4,800,000          4,620,000
 8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                         3,945,000          3,806,925
 8.875% Sr. Nts., 11/1/07                                                                        7,815,000          7,502,400
------------------------------------------------------------------------------------------------------------------------------
 Jazztel plc, 13.25% Sr. Nts., 12/15/09(5) [EUR]                                                10,700,000          7,837,483
------------------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc.:
 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(12)                                                   24,141,000          9,777,105
 13.50% Sr. Unsec. Nts., 5/15/09                                                                 4,000,000          2,780,000
------------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(12)                                                          17,350,000         10,323,250
 9.125% Sr. Unsec. Nts., 5/1/08                                                                  8,280,000          7,203,600

                      28 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS  Continued
 Level 3 Communications, Inc.: Continued
 11% Sr. Unsec. Nts., 3/15/08                                                               $    3,750,000     $    3,600,000
 11.25% Sr. Unsec. Nts., 3/15/10                                                                 3,700,000          3,552,000
------------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc.:
 8.125% Sr. Unsec. Nts., 2/15/09                                                                 6,840,000          5,933,700
 8.375% Sr. Nts., 3/15/08                                                                        5,000,000          4,400,000
 9.25% Sr. Nts., 7/15/07                                                                         1,725,000          1,617,188
------------------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09                                                                         15,350,000         14,429,000
 10% Sr. Unsec. Nts., Series B, 11/15/08                                                        17,200,000         16,168,000
------------------------------------------------------------------------------------------------------------------------------
 Metromedia International Group, Inc., 0%/10.50%
 Sr. Unsec. Disc. Nts., 9/30/07(12)                                                             26,139,615         12,154,921
------------------------------------------------------------------------------------------------------------------------------
 MGC Communications, Inc./Mpower Holding Corp.:
 13% Sr. Nts., 4/1/10(5)                                                                         9,225,000          6,226,875
 13% Sr. Unsec. Nts., 4/1/10                                                                     1,800,000          1,215,000
------------------------------------------------------------------------------------------------------------------------------
 NEXTLINK Communications, Inc.:
 9% Sr. Nts., 3/15/08                                                                            8,150,000          6,968,250
 9.625% Sr. Nts., 10/1/07                                                                       12,735,000         11,557,013
 10.75% Sr. Unsec. Nts., 11/15/08                                                                7,300,000          6,789,000
 10.75% Sr. Unsec. Nts., 6/1/09                                                                  2,590,000          2,408,700
------------------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10                                    6,400,000          6,432,000
------------------------------------------------------------------------------------------------------------------------------
 NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(12)                              5,850,000          3,583,125
------------------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(11)                                                5,675,000          3,603,625
------------------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10% Sr. Unsec. Nts., Series B, 2/15/05                                                          7,325,000          4,797,875
 10.50% Sr. Nts., 12/1/06(5) [EUR]                                                               8,150,000          4,675,044
------------------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc.:
 0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(12)                                            7,220,000          5,946,154
 0%/9.47% Sr. Disc. Nts., 10/15/07(12)                                                           8,310,000          7,280,009
------------------------------------------------------------------------------------------------------------------------------
 RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                     6,000,000          4,290,000
------------------------------------------------------------------------------------------------------------------------------
 Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10                            9,000,000          5,985,000
------------------------------------------------------------------------------------------------------------------------------
 RSL Communications plc:
 0%/10% Bonds, 3/15/08(1,12) [DEM]                                                               4,100,000            175,748
 0%/10.125% Sr. Disc. Nts., 3/1/08(12)                                                           5,425,000            840,875
 10.50% Sr. Unsec. Nts., 11/5/08                                                                 9,000,000          2,205,000
 12.875% Sr. Unsec. Nts., 3/1/10(5)                                                              6,500,000          1,950,000
------------------------------------------------------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                          14,580,000          9,175,535
------------------------------------------------------------------------------------------------------------------------------
 Tele1 Europe BV:
 11.875% Sr. Nts., 12/1/09(5) [EUR]                                                              5,300,000          4,431,694
 13% Sr. Unsec. Nts., 5/15/09 [EUR]                                                              5,000,000          4,280,125
------------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(12)                               10,975,000         10,563,438
------------------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                        4,835,000          2,199,925
------------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                4,000,000          3,660,000
------------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(12)                                         8,700,000          4,154,250
 0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(12)                                          15,800,000          7,228,500
 10.875% Sr. Nts., 8/1/09 [EUR]                                                                 13,250,000         10,026,855
 10.875% Sr. Unsec. Nts., Series B, 11/1/07                                                      1,000,000            875,000

                      29 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS  Continued
 United Pan-Europe Communications NV: Continued
 11.25% Sr. Nts., 11/1/09(5) [EUR]                                                          $    9,500,000     $    7,283,383
 11.25% Sr. Unsec. Nts., Series B, 2/1/10                                                        3,000,000          2,640,000
 11.50% Sr. Unsec. Nts., Series B, 2/1/10                                                        1,000,000            872,500
------------------------------------------------------------------------------------------------------------------------------
 Versatel Telecom International NV:
 11.25% Sr. Nts., 3/30/10(5) [EUR]                                                               5,400,000          4,145,985
 11.875% Sr. Nts., 7/15/09 [EUR]                                                                 6,000,000          4,659,600
------------------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                     9,480,000          4,408,200
------------------------------------------------------------------------------------------------------------------------------
 WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(12)                           16,895,000          7,687,225
------------------------------------------------------------------------------------------------------------------------------
 Williams Communications Group, Inc.:
 11.70% Sr. Unsec. Nts., 8/1/08(5)                                                               3,000,000          2,880,000
 11.875% Sr. Unsec. Nts., 8/1/10(5)                                                             14,000,000         13,370,000
------------------------------------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(5)                                       3,800,000          2,774,000
                                                                                                              ----------------
                                                                                                                  468,134,276


------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS--5.1%
 Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                              2,125,000          1,476,875
------------------------------------------------------------------------------------------------------------------------------
 Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04(1)                                                  4,810,000          3,787,875
------------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1,11,12,13)                  21,148,000          1,586,100
------------------------------------------------------------------------------------------------------------------------------
 CFW Communications Co., Units (each unit consists of $1,000 principal amount of 13% sr. nts., 8/15/10 and one warrant to purchase 1.8 shares
 of common stock at $47.58 per share)(5,14)                                                      8,000,000          7,480,000
------------------------------------------------------------------------------------------------------------------------------
 Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(12)                           2,040,000          2,152,200
------------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(12)                                                          9,600,000          6,264,000
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(12)                                                 14,510,000         11,390,350
 9% Sr. Nts., 5/15/11                                                                            2,850,000          2,721,750
 10.75% Sr. Nts., 8/1/11                                                                         5,300,000          5,472,250
------------------------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc., 11.25% Sr. Nts., 7/15/10(5)                                       17,200,000         17,329,000
------------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(11,13)                                625,000                 --
------------------------------------------------------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                   12,000,000          8,580,000
------------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/05 and one warrant to purchase
 12.9 shares of Cl. A common stock at $5.88 per share)(5,12,14)                                 11,000,000          5,665,000
------------------------------------------------------------------------------------------------------------------------------
 ICO Global Communications (Holdings) Ltd., Units (each unit consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to
 purchase 19.85 shares of common stock)(1,11,13,14)                                              4,600,000          2,760,000
------------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., Units (each unit consists of $1,000 principal amount of
 0%/14% sr. disc. nts., 7/15/10 and one warrant to purchase
 2,971,830 shares of common stock)(5,12,14)                                                      6,600,000          3,663,000
------------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10(5)                                  6,700,000          5,259,500
------------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                      4,875,000          3,510,000
------------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08(1)                            2,335,000          2,043,125
------------------------------------------------------------------------------------------------------------------------------
 Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07(1)                                              7,470,000          4,594,050
------------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(12) [CAD]                                        11,545,000          5,889,132
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(12)                                                       10,000,000          7,225,000
 0%/14% Sr. Disc. Nts., Series B, 6/1/06(12)                                                     3,100,000          2,991,500

                      30 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS  Continued
 Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(12)                   $    8,715,000     $    7,538,475
------------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.75% Sr. Disc. Nts., 10/31/07(12)                                                           3,950,000          3,110,625
 0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                                           17,290,000         13,270,075
 0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                                          11,915,000          9,800,088
 9.375% Sr. Unsec. Nts., 11/15/09                                                                7,000,000          6,860,000
------------------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc., 11% Sr. Nts., 3/15/10(5)                                                 3,050,000          3,080,500
------------------------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)                                                   14,950,000         16,744,000
------------------------------------------------------------------------------------------------------------------------------
 ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1,11)                           15,930,000          2,469,150
------------------------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(1,12)                           11,975,000          4,131,375
------------------------------------------------------------------------------------------------------------------------------
 Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)                             10,985,000          7,964,125
------------------------------------------------------------------------------------------------------------------------------
 Price Communications Wireless, Inc.:
 9.125% Sr. Sec. Nts., Series B, 12/15/06                                                       10,825,000         10,987,375
 11.75% Sr. Sub. Nts., 7/15/07(1)                                                               10,240,000         11,008,000
------------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09(5,10)                                               7,790,504          7,754,901
------------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                   9,550,000          9,168,000
------------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                             28,875,000         21,511,875
------------------------------------------------------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(12)                                                    6,900,000          3,795,000
 0%/12% Sr. Disc. Nts., 7/15/08(12)                                                             10,410,000          6,922,650
 10.75% Sr. Nts., 3/15/10(5)                                                                     2,350,000          2,232,500
------------------------------------------------------------------------------------------------------------------------------
 Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50%
 Sr. Disc. Nts., 8/15/06(12)                                                                       610,000            605,776
------------------------------------------------------------------------------------------------------------------------------
 Telecorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(12)                                              1,650,000          1,126,125
 10.625% Sr. Sub. Nts., 7/15/10(5)                                                               6,100,000          6,191,500
------------------------------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(12)                             4,600,000          3,128,000
------------------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(12)                                 1,700,000          1,283,500
------------------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(12)                 18,600,000         10,044,000
------------------------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                                       5,885,000          5,119,950
------------------------------------------------------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                  44,337,634         48,106,334
                                                                                                              ----------------
                                                                                                                  335,794,606


------------------------------------------------------------------------------------------------------------------------------
 METALS/MINERALS--1.2%
 AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(5)                                          5,000,000            325,000
------------------------------------------------------------------------------------------------------------------------------
 AK Steel Corp.:
 7.875% Sr. Unsec. Nts., 2/15/09                                                                16,425,000         14,782,500
 9.125% Sr. Nts., 12/15/06                                                                      11,360,000         11,076,000
------------------------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                      4,400,000          4,026,000
------------------------------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                        7,025,000          4,460,875
------------------------------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                               7,250,000          5,691,250
------------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                            2,000,000          1,450,000
------------------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                  4,950,000          4,578,750
------------------------------------------------------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07                            5,700,000          3,591,000

                      31 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 METALS/MINERALS  Continued
 Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(12)                            $   18,300,000     $    3,751,500
------------------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                          9,595,000          7,723,975
------------------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                 9,600,000          5,712,000
------------------------------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                               13,000,000         12,675,000
------------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC/RTI Capital Corp.,
 13.75% Sr. Sec. Nts., 7/15/09                                                                   4,400,000            814,000
                                                                                                              ----------------
                                                                                                                   80,657,850


------------------------------------------------------------------------------------------------------------------------------
 RETAIL--0.3%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                                     18,800,000          9,964,000
------------------------------------------------------------------------------------------------------------------------------
 Central Termica Guemes, 12% Bonds, 11/26/01(1,11,13)                                            6,025,000            798,313
------------------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(1)                       3,775,000          1,604,375
------------------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                      4,000,000          3,660,000
------------------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                              3,125,000          2,890,625
------------------------------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09(1,11,13)                                         4,300,000             64,500
                                                                                                              ----------------
                                                                                                                   18,981,813


------------------------------------------------------------------------------------------------------------------------------
 SERVICE--1.6%
 Allied Waste North America, Inc.:
 7.625% Sr. Nts., Series B, 1/1/06                                                               3,550,000          3,195,000
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                        6,620,000          5,809,050
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                     11,500,000         10,091,250
------------------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                 8,500,000          8,521,250
------------------------------------------------------------------------------------------------------------------------------
 AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(12)                                        2,150,000            225,750
------------------------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                             4,875,000          1,803,750
------------------------------------------------------------------------------------------------------------------------------
 Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                   2,000,000          1,810,000
------------------------------------------------------------------------------------------------------------------------------
 Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                     2,525,000          2,575,500
------------------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(1)                                    2,920,000          1,372,400
------------------------------------------------------------------------------------------------------------------------------
 ConProca SA de CV, 12% Sec. Bonds, 6/16/10                                                      2,000,000          2,165,000
------------------------------------------------------------------------------------------------------------------------------
 Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09                      2,000,000          1,815,000
------------------------------------------------------------------------------------------------------------------------------
 Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                               9,800,000          9,408,000
------------------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                   5,000,000          4,400,000
------------------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                 7,050,000          6,556,500
------------------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                         8,575,000          8,821,531
------------------------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos Bonds, 9.50%, 9/15/27                                                       6,965,000          7,208,775
------------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05                                           7,450,000          5,270,875
------------------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1,11)                                       13,100,000            474,875
------------------------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                                       6,050,000          5,445,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                   7,300,000          6,643,000
------------------------------------------------------------------------------------------------------------------------------
 URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                              14,375,000         14,806,250
                                                                                                              ----------------
                                                                                                                  108,418,756

                      32 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--2.6%
 Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04                          $    3,700,000     $    3,718,500
------------------------------------------------------------------------------------------------------------------------------
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                           22,273,000         21,493,445
------------------------------------------------------------------------------------------------------------------------------
 Amtran, Inc., 9.625% Nts., 12/15/05(1)                                                          4,000,000          3,680,000
------------------------------------------------------------------------------------------------------------------------------
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08                                                                         7,700,000          7,709,625
 9.375% Sr. Unsec. Nts., 11/15/06                                                                7,000,000          7,026,250
 10.75% Sr. Nts., 8/1/05                                                                         8,183,000          8,510,320
------------------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                             12,125,000          8,790,625
------------------------------------------------------------------------------------------------------------------------------
 Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(11)                         4,775,000          1,002,750
------------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                             4,875,000          4,704,375
------------------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B, 5/1/09                                                              2,000,000          1,720,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                        8,600,000          6,982,340
------------------------------------------------------------------------------------------------------------------------------
 Federal-Mogul Corp., 7.875% Nts., 7/1/10                                                        6,500,000          2,502,500
------------------------------------------------------------------------------------------------------------------------------
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                           6,655,000          6,571,813
------------------------------------------------------------------------------------------------------------------------------
 Hayes Wheels International, Inc.:
 9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07                                                  4,100,000          3,536,250
 11% Sr. Sub. Nts., 7/15/06                                                                      6,690,000          6,422,400
------------------------------------------------------------------------------------------------------------------------------
 HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05                                               1,750,000          1,170,313
------------------------------------------------------------------------------------------------------------------------------
 Lear Corp., 9.50% Sub. Nts., 7/15/06                                                            2,825,000          2,796,750
------------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% first priority ship mtg. sr. sec. nts., 7/15/05 and one
 warrant to purchase five shares of common stock)(1,2,14)                                        5,400,000          2,835,000
------------------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)                  11,650,000          5,533,750
------------------------------------------------------------------------------------------------------------------------------
 Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                       21,250,000         18,806,250
------------------------------------------------------------------------------------------------------------------------------
 Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                 9,350,000          6,030,750
------------------------------------------------------------------------------------------------------------------------------
 Trans World Airlines, Inc.:
 11.50% Sr. Sec. Nts., 12/15/04                                                                 12,270,000          8,589,000
 14% Lease Equipment Trust, 7/2/08(1)                                                            2,950,601          2,448,999
------------------------------------------------------------------------------------------------------------------------------
 Transtar Holdings LP/Transtar Capital Corp., 13.375%
 Sr. Disc. Nts., Series B, 12/15/03                                                             27,791,000         28,207,865
                                                                                                              ----------------
                                                                                                                  170,789,870


------------------------------------------------------------------------------------------------------------------------------
 UTILITY--0.5%
 AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds, 8/30/10(5) [GBP]                                   5,000,000          7,743,644
------------------------------------------------------------------------------------------------------------------------------
 Azurix Corp., 10.75% Sr. Nts., 2/15/10(5)                                                       3,850,000          3,561,250
------------------------------------------------------------------------------------------------------------------------------
 Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                          4,000,000          3,965,852
------------------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                              9,300,000          9,896,800
------------------------------------------------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp.,
 9% Second Lease Obligation Bonds, 6/1/17(1)                                                       956,000          1,001,410
------------------------------------------------------------------------------------------------------------------------------
 Subic Power Corp.:
 9.50% Sr. Sec. Nts., 12/28/08(1)                                                                4,760,000          4,331,600
 9.50% Sr. Sec. Nts., 12/28/08(1)                                                                4,070,034          3,703,731
                                                                                                              ----------------
                                                                                                                   34,204,287
                                                                                                              ----------------
 Total Corporate Bonds and Notes (Cost $3,131,210,064)                                                          2,630,901,220

                      33 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                                 MARKET VALUE
                                                                                                    SHARES         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--2.6%
------------------------------------------------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1,10)                                        261,804     $    1,112,667
------------------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, Non-Vtg.(1)                               10,050,000          8,140,500
------------------------------------------------------------------------------------------------------------------------------
 CGA Group Ltd., Series A(1,10,15)                                                                 196,698          4,917,450
------------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp., 7% Cv., Non-Vtg.(13)                                                     146,175          8,989,762
------------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable,
 Series B, Non-Vtg.(10)                                                                              9,007          7,138,047
------------------------------------------------------------------------------------------------------------------------------
 Contour Energy Co., $2.625 Cum. Cv.(13)                                                           159,100          1,014,262
------------------------------------------------------------------------------------------------------------------------------
 CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.(13)                                        278,000          5,108,250
------------------------------------------------------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                          49,500          1,905,750
------------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M(10)                                                     83,086          8,827,887
------------------------------------------------------------------------------------------------------------------------------
 Doane Products Co., 14.25% Exchangeable, Non-Vtg.(1,13)                                           255,000         10,263,750
------------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(10)                                                               9,497          8,499,815
 13% Sr. Exchangeable, Non-Vtg.(10)                                                                  9,576          9,145,080
------------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1,10)                                11,005          1,898,362
------------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1,13)                    39,000            692,250
------------------------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(5,13)                                           269,508            676,465
------------------------------------------------------------------------------------------------------------------------------
 Fidelity Federal Bank, 12% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                                20                305
------------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable(10)                                         20,000          2,045,000
------------------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg(10)                                                5,771            129,848
------------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.:
 7% Cv., Series E, Non-Vtg.                                                                         80,000          2,180,000
 13.50% Exchangeable, Series B(10)                                                                   6,695          6,443,938
------------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc.:
 13%, Non-Vtg.(5,10)                                                                                   308            194,810
 Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable
 preferred stock and one warrant to purchase 30 shares of common stock)(1,10,14)                     1,090            765,725
------------------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(10)                       96,993             12,124
------------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(10)                           8,347          8,033,988
------------------------------------------------------------------------------------------------------------------------------
 NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(10)                                             344,063         15,224,788
------------------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(10)                             1,064         10,347,400
------------------------------------------------------------------------------------------------------------------------------
 Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(10)                                                    3,313            695,730
------------------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc.:
 8.625% Exchangeable, Series H, Non-Vtg.                                                           165,600         13,951,800
 9.20% Exchangeable, Series F, Non-Vtg.                                                             46,400          4,141,200
------------------------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp., 13.875% Cum., Non-Vtg.(10)                                                        3,413          4,377,173
------------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(1,10)                                   17,533         15,823,533
------------------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc.:
 13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(10)                                                     300          1,207,500
 13.75% Exchangeable(5)                                                                                 90            362,250
------------------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum, Series A(1)                                   57,800          5,202,000
------------------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $3.52 Exchangeable(10,13)                                    200,000             25,000
------------------------------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.(1,13)                                               3,010            857,850
                                                                                                              ----------------
 Total Preferred Stocks (Cost $238,768,562)                                                                       170,352,259

                      34 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                 MARKET VALUE
                                                                                                    SHARES         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--0.3%
------------------------------------------------------------------------------------------------------------------------------
 Celcaribe SA(5,13)                                                                              1,658,520     $    2,695,095
------------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(1,13)                                                                   1,600,000          8,381,011
------------------------------------------------------------------------------------------------------------------------------
 ECM Fund, LPI(1,13)                                                                                   525            460,031
------------------------------------------------------------------------------------------------------------------------------
 Equitable Bag, Inc.(1,13)                                                                          68,985             68,985
------------------------------------------------------------------------------------------------------------------------------
 Forcenergy, Inc.(1,13)                                                                            243,992          6,374,291
------------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc.(1,13)                                                                   6,475                 65
------------------------------------------------------------------------------------------------------------------------------
 GMD Resource Corp.(1,13)                                                                            6,000            555,000
------------------------------------------------------------------------------------------------------------------------------
 GST Telecommunications, Inc.(1,13)                                                                200,000              6,800
------------------------------------------------------------------------------------------------------------------------------
 Ladish Co., Inc.(13)                                                                              100,000          1,312,500
------------------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., Non-Vtg.(1,13)                                                                        11,560                116
------------------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.(1,13,15)                                                                    799,833            199,958
------------------------------------------------------------------------------------------------------------------------------
 Purina Mills, Inc.(13)                                                                             41,879            408,320
------------------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., Cl. C(1,13)                                                               11,100             55,500
------------------------------------------------------------------------------------------------------------------------------
 Star Gas Partners LP                                                                                7,147            125,966
------------------------------------------------------------------------------------------------------------------------------
 Tele1 Europe Holding AB, Sponsored ADR(5,13)                                                       93,961            878,958
------------------------------------------------------------------------------------------------------------------------------
 Walter Industries, Inc.                                                                            80,000            710,000
------------------------------------------------------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc.(13)                                                       568,825            782,135
------------------------------------------------------------------------------------------------------------------------------
 WRC Media Corp.(1,13)                                                                              15,559                156
                                                                                                              ----------------
 Total Common Stocks (Cost $20,971,614)                                                                            23,014,887

                                                                                                     UNITS
------------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.3%
------------------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01                                                1,035             74,908
------------------------------------------------------------------------------------------------------------------------------
 Becker Gaming, Inc. Wts., Exp. 11/15/00(1)                                                        262,500                 --
------------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(5)                                                   13,893              8,683
------------------------------------------------------------------------------------------------------------------------------
 CGA Group Ltd. Wts., Exp. 6/16/07(1,15)                                                           130,000             39,000
------------------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories, Inc. Wts., Exp. 10/1/09(1)                                              5,950             95,200
------------------------------------------------------------------------------------------------------------------------------
 Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                    7,425            248,175
------------------------------------------------------------------------------------------------------------------------------
 COLT Telecom Group plc, ADR Wts., Exp. 12/31/06                                                    17,325         14,379,750
------------------------------------------------------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03(1)                                                      8,109            122,649
------------------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                                18,300            224,175
------------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(1)                                                  5,225             18,823
------------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(1)                                                                 8,100          1,216,012
------------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc. Wts., Exp. 4/15/08(5)                                               7,000            118,125
------------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                                 690,000              6,900
------------------------------------------------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                       48,080             58,597
------------------------------------------------------------------------------------------------------------------------------
 Gothic Energy Corp. Wts.:
 Exp. 1/23/03                                                                                      128,643                 --
 Exp. 1/23/03(1)                                                                                    64,350                643
 Exp. 9/1/04                                                                                       189,000                 --
 Exp. 5/1/05(1)                                                                                    146,363                 --
------------------------------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03                                                                 11,563                347

                      35 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                                 MARKET VALUE
                                                                                                      UNIT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES  Continued
------------------------------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09(1)                                                            34,425     $        3,442
------------------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05                                                        46,860              6,237
------------------------------------------------------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02                                                           13,050                 --
------------------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(1)                                                                 7,780              7,780
------------------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                   23,200             47,862
------------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)                                             6,700             17,588
------------------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                             4,160                416
------------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                             6,250             44,531
------------------------------------------------------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03                                                                19,571,000                 --
------------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(5)                                            29,300          1,845,900
------------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                   5,800              3,265
------------------------------------------------------------------------------------------------------------------------------
 NEXTLINK Communications, Inc. Wts., Exp. 12/15/07(1)                                                4,650          2,000,081
------------------------------------------------------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1)                                                21,600            326,700
------------------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts.:
 Exp. 3/31/03(1)                                                                                    16,650                833
 Exp. 3/31/03(1)                                                                                     1,500                 75
 Exp. 6/1/06(1)                                                                                     16,650                833
------------------------------------------------------------------------------------------------------------------------------
 Protection One Alarm Monitoring, Inc. Wts.:
 Exp. 11/1/03(1)                                                                                   182,000            318,500
 Exp. 6/30/05(1)                                                                                    13,440              1,344
------------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04(1)                                                        2,251,489             22,515
------------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                       4,900                 49
------------------------------------------------------------------------------------------------------------------------------
 Rocky Mountain Internet, Inc. Wts., Exp. 7/3/03(1)                                                 55,000             68,750
------------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10                                                                   18,175                182
------------------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20                           18,600                 --
------------------------------------------------------------------------------------------------------------------------------
 WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                                 50,685            595,549
                                                                                                              ----------------
 Total Rights, Warrants and Certificates (Cost $11,120,672)                                                        21,924,419


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT
------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED INSTRUMENTS--2.9%
------------------------------------------------------------------------------------------------------------------------------
 Alpha Wind 2000-A Ltd. Nts.:
 11.25%, 5/23/01(1,2)                                                                       $    4,500,000          4,500,000
 13.69%, 5/23/01(1,2)                                                                            9,200,000          9,200,000
------------------------------------------------------------------------------------------------------------------------------
 Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.:
 18.70%, 3/3/03 [MXN]                                                                          178,687,000         19,297,212
 19.75%, 6/27/02 [MXN]                                                                          91,100,000          9,631,867
 20.90%, 6/23/03 [MXN]                                                                          89,900,000          9,665,868
 21.30%, 6/23/03 [MXN]                                                                          44,970,000          4,866,988
------------------------------------------------------------------------------------------------------------------------------
 Citibank NA, Brazilian Real Linked Nts.:
 24.10%, 5/26/03 [BRR]                                                                          13,230,000          7,342,829
 24.25%, 5/23/03 [BRR]                                                                          19,753,208         10,975,075
------------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch),
 Russian Obligatzii Federal'nogo Zaima Linked Nts.:
 Series 25030, Zero Coupon, 2.84%, 12/15/01(1,7) [RUR]                                          36,963,000            915,627
 Series 27001, 20.11%, 2/6/02(1,2) [RUR]                                                        34,503,760          1,043,359

                      36 OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED INSTRUMENTS  Continued
------------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch),
 Russian Obligatzii Federal'nogo Zaima Linked Nts.: Continued
 Series 27001, 20.11%, 2/6/02(1,2) [RUR]                                                        10,781,020     $      326,007
 Series 27002, 20.11%, 5/22/02(1,2) [RUR]                                                       42,357,260          1,250,196
 Series 27002, 20.11%, 5/22/02(1,2) [RUR]                                                       10,781,020            318,207
 Series 27003, 20.11%, 6/5/02(1,2) [RUR]                                                       147,018,280          4,332,441
 Series 27003, 20.11%, 6/5/02(1,2) [RUR]                                                        10,781,020            317,703
 Series 27003, 20.11%, 6/5/02(1,2) [RUR]                                                       113,828,650          3,354,385
 Series 27004, 20.11%, 9/1/02(1,2) [RUR]                                                        10,781,020            313,046
 Series 27004, 20.11%, 9/18/02(1,2) [RUR]                                                      116,725,750          3,389,341
 Series 27005, 20.11%, 10/9/02(1,2) [RUR]                                                      453,327,520         12,880,885
 Series 27005, 20.11%, 10/9/02(1,2) [RUR]                                                       10,781,020            306,333
 Series 27006, 20.11%, 1/22/03(1,2) [RUR]                                                      194,251,030          5,405,495
 Series 27006, 20.11%, 2/6/02(1,2) [RUR]                                                        10,781,020            300,008
 Series 27007, 20.11%, 2/5/03(1,2) [RUR]                                                       213,346,320          5,923,812
 Series 27007, 20.11%, 2/5/03(1,2) [RUR]                                                        10,781,020            299,348
 Series 27008, 20.11%, 5/21/03(1,2) [RUR]                                                      116,856,260          3,187,027
 Series 27008, 20.11%, 5/21/03(1,2) [RUR]                                                       10,781,020            294,031
 Series 27009, 20.11%, 6/4/03(1,2) [RUR]                                                       133,795,850          3,644,687
 Series 27009, 20.11%, 6/4/03(1,2) [RUR]                                                        10,781,020            293,682
 Series 27009, 20.11%, 6/4/03(1,2) [RUR]                                                        95,614,902          2,604,613
 Series 27010, 20.11%, 9/17/03(1,2) [RUR]                                                       72,157,470          1,937,567
 Series 27010, 20.11%, 9/17/03(1,2) [RUR]                                                       10,781,020            289,491
 Series 27011, 20.11%, 10/8/03(1,2) [RUR]                                                       74,752,490          1,958,008
 Series 27011, 20.11%, 10/8/03(1,2) [RUR]                                                       10,781,020            282,390
 Series 28001, 20.11%, 1/21/04(1,2) [RUR]                                                       10,781,020            276,026
------------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Mexican Nuevo Peso Linked Nts., Zero Coupon,
 16.383%, 6/20/03(7) [MXN]                                                                     214,610,425         14,902,517
------------------------------------------------------------------------------------------------------------------------------
 ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts., 4/19/01                               88,000          6,650,160
------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan & Co., Inc. Repackaged Argentina Domestic Securities Trust,
 14.75%, 9/1/02 [representing debt of Argentina (Republic of) Bonos de
 Consolidacion de Deudas Bonds, Series I, 6.62%, 9/1/02](1)                                      6,000,000          6,052,500
------------------------------------------------------------------------------------------------------------------------------
 Russia (Government of) Federal Loan Bonds, Series 27010, 20.11%,
 9/17/03(1,2) [RUR]                                                                            134,087,300          3,600,501
------------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney, Inc. Brazilian Real Linked Nts., 18.65%,
 7/25/02 [BRR]                                                                                  17,999,999          9,619,200
------------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 11%, 1/17/01                              20,274,000         20,372,532
                                                                                                              ----------------
 Total Structured Instruments (Cost $186,703,761)                                                                 192,120,964


                                               DATE        STRIKE      CONTRACTS
------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------
 European Monetary Unit Call                12/5/00      EUR0.937     71,291,062        322,735
------------------------------------------------------------------------------------------------
 South Korean Won Call                     11/28/00   KRW1,100.00     18,265,000        109,590
------------------------------------------------------------------------------------------------
 European Monetary Unit/Japanese
 Yen Call(1)                               10/24/00        $97.86     56,680,000        249,562
                                                                                     -----------
 Total Options Purchased (Cost $1,141,215)                                              681,887


                    37 OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL       MARKET VALUE
                                                                                                    AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--4.3%
------------------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc., 6.45%, dated 9/29/00, to be repurchased at $287,121,245 on 10/2/00, collateralized by U.S. Treasury Bonds, 5.25%-15.75%, 11/15/01-5/15/30,
 with a value of $122,346,960, U.S. Treasury Nts., 4.25%-8.50%,
 11/15/00-11/15/08, with a value of $170,598,783 and U.S. Treasury
 Bills, 11/9/00, with a value of $58,789 (Cost $286,967,000)                                $  286,967,000     $  286,967,000
------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $7,722,571,535)                                                   107.5%     7,137,516,055
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                                (7.5)      (500,282,503)
                                                                                            ----------------------------------
 NET ASSETS                                                                                          100.0%    $6,637,233,552
                                                                                            ==================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP  Argentine Peso                     IDR   Indonesian Rupiah
BRR  Brazilian Real                     JPY   Japanese Yen
CAD  Canadian Dollar                    KRW   Korean Won
DEM  German Mark                        MXN   Mexican Nuevo Peso
EUR  Euro                               NOK   Norwegian Krone
FRF  French Franc                       RUR   Russian Ruble
GBP  British Pound Sterling             SEK   Swedish Krona
GRD  Greek Drachma                      ZAR   South African Rand

1. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security to be delivered and settled after September 30, 2000.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $320,417,702 or 4.83% of the Fund's net assets as of September 30, 2000.

6. Securities with an aggregate market value of $9,815,519 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

8. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                                                  PRINCIPAL/
                                                   CONTRACTS     EXPIRATION     EXERCISE           PREMIUM   MARKET VALUE
                                         SUBJECT TO CALL/PUT           DATE        PRICE       RECEIVEDSEE         NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 European Monetary Unit Put                       65,124,938        12/5/00     EUR0.856      $    677,299     $  529,596
 European Monetary Unit/Japanese Yen Put         $56,680,000       10/24/00       $91.00           395,456        168,736
 United Mexican States Bonds,
 11.50%, 5/15/26 Call                                 25,395       10/10/00       128.00%          190,463            584
 United Mexican States Bonds,
 11.50%, 5/15/26 Put                                  25,395       10/10/00       124.50           901,523        834,226
 Venezuela (Republic of)Bonds,
 9.25% 9/15/27 Call                                   14,600       11/13/00        68.80           172,280        119,720
                                                                                              --------------------------------
                                                                                              $  2,337,021     $1,652,862
                                                                                              ================================

                    38 OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

10. Interest or dividend is paid in kind.

11. Issuer is in default.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Non-income-producing security.

14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2000 amounts to $5,156,408. Transactions during the period in which the issuer was an affiliate are as follows:


                                        SHARES                                       SHARES
                                     SEPT. 30,         GROSS           GROSS      SEPT. 30,           DIVIDEND
                                          1999     ADDITIONS      REDUCTIONS           2000             INCOME
----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd., Series A              160,595        36,103              --        196,698         $  902,660
----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd. Wts., Exp. 6/16/07     130,000            --              --        130,000                 --
----------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.                 799,833            --              --        799,833                 --

                                                                                                    $  902,660
                                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2000

=================================================================================================================
 ASSETS
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $7,717,653,959)                                                   $ 7,132,359,647
 Affiliated companies (cost $4,917,576)                                                               5,156,408
                                                                                                -----------------
                                                                                                  7,137,516,055
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                 2,358,024
-----------------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $2,136,259)                                                           2,136,259
-----------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                1,238,873
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $807,448,646 purchased on a when-issued basis)                         839,129,760
 Interest, dividends and principal paydowns                                                         122,589,614
 Shares of beneficial interest sold                                                                   9,530,132
 Other                                                                                                    6,464
                                                                                                -----------------
 Total assets                                                                                     8,114,505,181

=================================================================================================================
 LIABILITIES
 Unrealized depreciation on foreign currency contracts                                                4,676,029
-----------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $2,337,021)--see accompanying statement                 1,652,862
-----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $1,419,093,474 purchased on a when-issued basis)                1,443,583,559
 Shares of beneficial interest redeemed                                                               9,303,578
 Dividends                                                                                            8,554,845
 Distribution and service plan fees                                                                   4,146,889
 Transfer and shareholder servicing agent fees                                                        1,927,445
 Closed foreign currency contracts                                                                    1,411,676
 Daily variation on futures contracts                                                                   800,065
 Trustees' compensation                                                                                  67,858
 Other                                                                                                1,146,823
                                                                                                -----------------
 Total liabilities                                                                                1,477,271,629

=================================================================================================================
 NET ASSETS                                                                                     $ 6,637,233,552
                                                                                                =================

=================================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                                $ 7,985,858,141
-----------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                               (5,286,103)
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                    (750,466,723)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                     (592,871,763)
                                                                                                -----------------
 NET ASSETS                                                                                     $ 6,637,233,552
                                                                                                =================




                      40 OPPENHEIMER STRATEGIC INCOME FUND

=================================================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,431,763,103 and 821,291,780 shares of beneficial interest outstanding)                                $4.18
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                                                 $4.39
-----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,581,390,631
 and 616,089,554 shares of beneficial interest outstanding)                                               $4.19
-----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $548,331,636
 and 131,420,056 shares of beneficial interest outstanding)                                               $4.17
-----------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $75,748,182 and 18,153,272 shares of beneficial interest outstanding)                          $4.17




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      41 OPPENHEIMER STRATEGIC INCOME FUND

 STATEMENT OF OPERATIONS  For the Year Ended September 30, 2000


=================================================================================================================
 INVESTMENT INCOME
 Interest (net of foreign withholding taxes of $194,213)                                          $ 746,906,649
-----------------------------------------------------------------------------------------------------------------
 Dividends
 Unaffiliated companies (net of foreign withholding taxes of $1,818)                                 17,375,588
 Affiliated companies                                                                                   902,660
                                                                                                -----------------
 Total income                                                                                       765,184,897

=================================================================================================================
 EXPENSES
 Management fees                                                                                     37,135,552
-----------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                              8,644,812
 Class B                                                                                             29,118,403
 Class C                                                                                              5,693,277
-----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                              4,276,582
 Class B                                                                                              3,554,261
 Class C                                                                                                692,297
 Class Y                                                                                                141,826
-----------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                          1,681,911
-----------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                 111,215
-----------------------------------------------------------------------------------------------------------------
 Other                                                                                                2,599,770
                                                                                                -----------------
 Total expenses                                                                                      93,649,906
 Less expenses paid indirectly                                                                         (261,993)
                                                                                                -----------------
 Net expenses                                                                                        93,387,913

=================================================================================================================
 NET INVESTMENT INCOME                                                                              671,796,984

=================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                              (18,653,365)
 Closing of futures contracts                                                                       (43,206,294)
 Closing and expiration of option contracts written                                                   3,313,999
 Foreign currency transactions                                                                     (178,061,483)
                                                                                                -----------------
 Net realized loss                                                                                 (236,607,143)

-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                        (43,067,233)
 Translation of assets and liabilities denominated in foreign currencies                             15,040,243
                                                                                                -----------------
 Net change                                                                                         (28,026,990)
                                                                                                -----------------
 Net realized and unrealized loss                                                                  (264,634,133)

=================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $407,162,851
                                                                                                =================




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      42 OPPENHEIMER STRATEGIC INCOME FUND

 STATEMENTS OF CHANGES IN NET ASSETS




 YEAR ENDED SEPTEMBER 30,                                                                2000              1999
=================================================================================================================
 OPERATIONS
 Net investment income                                                        $   671,796,984    $  742,052,321
-----------------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (236,607,143)     (407,642,437)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                            (28,026,990)     (137,378,304)
                                                                               ----------------------------------
 Net increase in net assets resulting from operations                             407,162,851       197,031,580

=================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                         (334,457,226)     (332,524,983)
 Class B                                                                         (253,388,232)     (303,784,356)
 Class C                                                                          (49,832,039)      (51,672,509)
 Class Y                                                                           (5,639,560)       (2,954,830)

=================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                          (25,457,910)     (145,466,340)
 Class B                                                                         (705,682,563)     (434,673,384)
 Class C                                                                          (42,906,192)         (832,561)
 Class Y                                                                           29,388,352        43,909,649

=================================================================================================================
 NET ASSETS
 Total decrease                                                                  (980,812,519)   (1,030,967,734)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            7,618,046,071     8,649,013,805
                                                                               ----------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $(5,286,103) and $19,853,049, respectively]              $6,637,233,552    $7,618,046,071
                                                                               ==================================




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      43 OPPENHEIMER STRATEGIC INCOME FUND

 FINANCIAL HIGHLIGHTS




 CLASS A               YEAR ENDED SEPTEMBER 30,           2000        1999         1998         1997       1996
=================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                    $4.33       $4.59        $4.95        $4.84      $4.68
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .43         .42          .42          .43        .44
 Net realized and unrealized gain (loss)                  (.17)       (.29)        (.37)         .09        .15
                                                         --------------------------------------------------------
 Total income from investment operations                   .26         .13          .05          .52        .59
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.41)       (.39)        (.41)        (.41)      (.41)

 Tax return of capital distribution                         --          --           --           --       (.02)
                                                         --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.41)       (.39)        (.41)        (.41)      (.43)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $4.18       $4.33        $4.59        $4.95      $4.84
                                                         ========================================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                      6.18%       2.91%        0.80%       11.29%     13.06%

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                $3,432      $3,578       $3,951       $3,969     $3,526
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $3,518      $3,798       $4,077       $3,735     $3,340
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)

 Net investment income                                    9.98%       9.34%        8.48%        8.77%      9.09%
 Expenses                                                 0.95%       0.94%        0.92%(3)     0.93%(3)   0.97%(3)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   136%        172%         104%         117%       105%




 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 2. Annualized for periods of less than one full year.

 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      44 OPPENHEIMER STRATEGIC INCOME FUND

 CLASS B       YEAR ENDED SEPTEMBER 30,                  2000        1999         1998         1997       1996
=================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $4.34       $4.61        $4.96        $4.85      $4.69

-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .39         .39          .37          .39        .40
 Net realized and unrealized gain (loss)                  (.17)       (.30)        (.35)         .10        .15
                                                         --------------------------------------------------------
 Total income from investment operations                   .22         .09          .02          .49        .55
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.37)       (.36)        (.37)        (.38)      (.37)
 Tax return of capital distribution                         --          --           --           --       (.02)
                                                         --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.37)       (.36)        (.37)        (.38)      (.39)

-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $4.19       $4.34        $4.61        $4.96      $4.85
                                                         ========================================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                      5.37%       1.92%        0.26%       10.43%     12.19%

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                $2,581      $3,381       $4,041       $3,501     $2,590
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $2,908      $3,838       $3,871       $3,018     $2,250
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                    9.01%       8.55%        7.73%        7.94%      8.30%
 Expenses                                                 1.71%       1.69%        1.67%(3)     1.69%(3)   1.72%(3)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   136%        172%         104%         117%       105%




 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 2. Annualized for periods of less than one full year.

 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      45 OPPENHEIMER STRATEGIC INCOME FUND

 FINANCIAL HIGHLIGHTS  Continued

 CLASS C         YEAR ENDED SEPTEMBER 30,                 2000        1999         1998         1997       1996(1)
=================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                    $4.32       $4.59        $4.95        $4.83      $4.68
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .39         .39          .37          .37        .38
 Net realized and unrealized gain (loss)                  (.17)       (.30)        (.36)         .13        .16
                                                         --------------------------------------------------------
 Total income from investment operations                   .22         .09          .01          .50        .54
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.37)       (.36)        (.37)        (.38)      (.37)
 Tax return of capital distribution                         --          --           --           --       (.02)
                                                         --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.37)       (.36)        (.37)        (.38)      (.39)

-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $4.17       $4.32        $4.59        $4.95      $4.83
                                                         ========================================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                      5.39%       1.92%        0.05%       10.67%     11.96%

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                  $548        $611         $651         $417       $175
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $569        $650         $547         $291       $110
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                    9.21%       8.58%        7.73%        7.73%      8.18%
 Expenses                                                 1.71%       1.69%        1.67%(3)     1.69%(3)   1.74%(3)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   136%        172%         104%         117%       105%




 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 2. Annualized for periods of less than one full year.

 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      46 OPPENHEIMER STRATEGIC INCOME FUND

 CLASS Y         YEAR ENDED SEPTEMBER 30,                                         2000        1999       1998(1)
=================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                            $4.32       $4.59      $4.90
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                             .46         .44        .29
 Net realized and unrealized loss                                                 (.19)       (.30)      (.32)
                                                                                 --------------------------------
 Total income (loss) from investment operations                                    .27         .14       (.03)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                             (.42)       (.41)      (.28)
 Tax return of capital distribution                                                 --          --         --
                                                                                 --------------------------------
 Total dividends and/or distributions
 to shareholders                                                                  (.42)       (.41)      (.28)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $4.17       $4.32      $4.59
                                                                                 ================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                              6.55%       3.07%     (0.64)%

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                                           $76         $49         $7
-----------------------------------------------------------------------------------------------------------------
 AVERAGE NET ASSETS (IN MILLIONS)                                                   $57         $32         $4
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                           11.39%      10.16%      8.82%
 Expenses                                                                         0.83%       0.57%      0.58%(4)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                           136%        172%       104%




 1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      47 OPPENHEIMER STRATEGIC INCOME FUND

 NOTES TO FINANCIAL STATEMENTS
================================================================================

 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities and by writing covered call options on them. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of September 30, 2000, the market value of these securities comprised 2.9% of the Fund's net assets and resulted in unrealized gains of $5,417,203 at September 30, 2000. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after


                      48 OPPENHEIMER STRATEGIC INCOME FUND
 the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $611,644,828.

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2000, securities with an aggregate market value of $26,601,402, representing 0.40% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                      49 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES  Continued

 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

 As of September 30, 2000, the Fund had available for federal tax purposes unused capital loss carryovers as follows:

 EXPIRING
------------------------------------
 2004                  $114,650,580
 2007                    16,381,920
 2008                   358,683,799

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2000, amounts have been reclassified to reflect a decrease in undistributed net investment income of $53,619,079. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements.


                      50 OPPENHEIMER STRATEGIC INCOME FUND

 Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED SEPTEMBER 30, 2000      YEAR ENDED SEPTEMBER 30, 1999
                                                   SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                         214,443,146   $  921,078,449      210,357,994    $  943,636,992
 Dividends and/or
 distributions reinvested                      49,690,817      212,687,097       49,300,561       220,865,642
 Redeemed                                    (269,779,508)  (1,159,223,456)    (292,545,647)   (1,309,968,974)
                                             --------------------------------------------------------------------
 Net decrease                                  (5,645,545)  $  (25,457,910)     (32,887,092)   $ (145,466,340)
                                             ====================================================================

-----------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                          81,787,488   $  351,599,230      138,220,468    $  623,572,586
 Dividends and/or
 distributions reinvested                      33,184,932      142,497,147       39,440,826       177,208,187
 Redeemed                                    (278,194,920)  (1,199,778,940)    (275,663,259)   (1,235,454,157)
                                             --------------------------------------------------------------------
 Net decrease                                (163,222,500)   $(705,682,563)     (98,001,965)   $ (434,673,384)
                                             ====================================================================

-----------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                          30,754,642   $  131,667,319       45,604,390    $  205,068,929
 Dividends and/or
 distributions reinvested                       7,186,761       30,731,677        7,740,800        34,637,921
 Redeemed                                     (47,828,394)    (205,305,188)     (53,776,931)     (240,539,411)
                                             --------------------------------------------------------------------
 Net decrease                                  (9,886,991)  $  (42,906,192)        (431,741)   $     (832,561)
                                             ====================================================================

-----------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                           9,737,970   $   41,515,951       11,772,141    $   52,994,761
 Dividends and/or
 distributions reinvested                       1,281,695        5,468,384          655,519         2,909,707
 Redeemed                                      (4,102,670)     (17,595,983)      (2,696,663)      (11,994,819)
                                             --------------------------------------------------------------------
 Net increase                                   6,916,995   $   29,388,352        9,730,997    $   43,909,649
                                             ====================================================================


                      51 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENT Continued

================================================================================
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2000, were $9,795,817,763 and $10,363,751,752, respectively.

 As of September 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,749,071,172 was:

 Gross unrealized appreciation         $  138,831,891
 Gross unrealized depreciation           (750,387,008)
                                       --------------
 Net unrealized depreciation           $ (611,555,117)
                                       ==============

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the year ended September 30, 2000, was an annualized rate of 0.53%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                     AGGREGATE        CLASS A     COMMISSIONS     COMMISSIONS     COMMISSIONS
                                     FRONT-END      FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C
                                 SALES CHARGES  SALES CHARGES          SHARES          SHARES          SHARES
                                    ON CLASS A    RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED                             SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
 September 30, 2000                 $6,173,003     $1,819,326        $552,196     $12,335,300      $1,143,559

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                            CLASS A                      CLASS B                      CLASS C
                                CONTINGENT DEFERRED          CONTINGENT DEFERRED          CONTINGENT DEFERRED
                                      SALES CHARGES                SALES CHARGES                SALES CHARGES
 YEAR ENDED                 RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
 September 30, 2000                         $43,938                   $9,806,665                     $152,556


                      52 OPPENHEIMER STRATEGIC INCOME FUND

    The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended September 30, 2000, payments under the Class A plan totaled $8,644,812 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $593,262 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the year ended September 30, 2000, were as follows:

                                                                           DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                               AGGREGATE      UNREIMBURSED
                                                                            UNREIMBURSED     EXPENSES AS %
                                        TOTAL PAYMENTS  AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                                            UNDER PLAN   BY DISTRIBUTOR       UNDER PLAN          OF CLASS
-----------------------------------------------------------------------------------------------------------------
 Class B Plan                              $29,118,403      $22,962,372     $115,225,276              4.46%
 Class C Plan                                5,693,277        1,249,999       12,233,391              2.23


                      53 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of September 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                     CONTRACT
                                     EXPIRATION        AMOUNT   VALUATION AS OF      UNREALIZED    UNREALIZED
 CONTRACT DESCRIPTION                      DATE        (000s)    SEPT. 30, 2000    APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Japanese Yen (JPY)            10/5/00-10/26/00  JPY6,531,361      $ 60,706,441      $       --    $  294,631
                                                                                     ----------------------------

 CONTRACTS TO SELL
 Brazilian Real (BRR)                   10/4/00     BRR52,692        28,527,355              --       335,006
 British Pound Sterling (GBP) 11/13/00-11/27/00     GBP72,645       107,491,263              --     3,765,534
 Canadian Dollar (CAD)        10/18/00-10/31/00     CAD58,190        38,700,174         144,192            --
 Euro (EUR)                            10/26/00     EUR56,680        50,084,946              --       130,028
 Japanese Yen (JPY)                     9/10/01  JPY2,360,100        22,523,799         923,711            --
 South African Rand (ZAR)              10/19/00    ZAR194,193        26,841,479         170,970            --
 Mexican Nuevo Peso (MXN)               10/4/00    MXN560,798        59,308,670              --       150,830
                                                                                     ----------------------------
                                                                                      1,238,873     4,381,398
                                                                                     ----------------------------
 Total Unrealized Appreciation and Depreciation                                      $1,238,873    $4,676,029
                                                                                     ============================

================================================================================
 6. FUTURES CONTRACTS

 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                      54 OPPENHEIMER STRATEGIC INCOME FUND

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2000, the Fund had outstanding futures contracts as follows:

                                        EXPIRATION        NUMBER OF       VALUATION AS OF        UNREALIZED
 CONTRACT DESCRIPTION                         DATE        CONTRACTS        SEPT. 30, 2000      DEPRECIATION
--------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bond                           12/19/00            1,071          $105,660,844       $ 1,762,604
                                                                                                --------------
 CONTRACTS TO SELL
 United Kingdom Long Gilt                 12/27/00              183            30,646,955           143,400
 U.S. Treasury Nts., 10 yr.               12/19/00            1,401           140,406,469           326,411
 U.S. Treasury Nts., 2 yr.                12/28/00               45             9,000,703            33,750
 U.S. Treasury Nts., 5 yr.                12/19/00            4,919           494,590,078         2,683,410
                                                                                                --------------
                                                                                                  3,186,971
                                                                                                --------------
                                                                                                 $4,949,575
                                                                                                ==============

================================================================================
 7. OPTION ACTIVITY

 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.


                      55 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 7. OPTION ACTIVITY  Continued

 When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2000, was as follows:

                                                 CALL OPTIONS                        PUT OPTIONS
--------------------------------------------------------------------------------------------------
                                   NUMBER OF        AMOUNT OF        NUMBER OF         AMOUNT OF
                                   CONTRACTS         PREMIUMS        CONTRACTS          PREMIUMS
--------------------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 1999                       --       $       --      497,640,000      $  1,385,040
 Options written               3,872,105,082        4,059,478      233,278,906         3,619,143
 Options closed or expired    (3,872,000,000)        (400,911)    (609,088,573)       (3,029,905)
 Options exercised                   (65,087)      (3,295,824)              --                --
                              --------------------------------------------------------------------
 Options outstanding as of
 September 30, 2000                   39,995       $  362,743      121,830,333      $  1,974,278
                              ====================================================================

================================================================================
 8. ILLIQUID OR RESTRICTED SECURITIES

 As of September 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale




                      56 OPPENHEIMER STRATEGIC INCOME FUND
 to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2000, was $618,276,877, which represents 9.32% of the Fund's net assets, of which $29,075,995 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                VALUATION
                                                                                           PER UNIT AS OF
 SECURITY                                       ACQUISITION DATES       COST PER UNIT      SEPT. 30, 2000
-----------------------------------------------------------------------------------------------------------
 BONDS
 TAG Heuer International SA, 12% Sr. Sub.
 Nts., 12/15/05                                   12/8/95-8/13/96              101.60%             106.69%
-----------------------------------------------------------------------------------------------------------
 Trans World Airlines, Inc., 14% Lease Equipment
 Trust, 7/2/08                                            3/19/98               101.00              83.00

 STOCKS AND WARRANTS
 Becker Gaming, Inc. Wts., Exp. 11/15/00         11/18/93-12/9/93           $     2.10           $     --
-----------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                  6/27/00                 5.83               5.24
-----------------------------------------------------------------------------------------------------------
 CGA Group Ltd., Series A                         6/17/97-6/28/00                25.00              25.00
-----------------------------------------------------------------------------------------------------------
 CGA Group Ltd. Wts., Exp. 6/16/07                        6/17/97                   --               0.30
-----------------------------------------------------------------------------------------------------------
 ECM Fund, LPI                                            4/14/92             1,000.00             876.25
-----------------------------------------------------------------------------------------------------------
 Forcenergy, Inc.                                         4/18/00                15.25              26.13
-----------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc.                               4/6/00                   --               0.01
-----------------------------------------------------------------------------------------------------------
 GMD Resource Corp.                                       5/23/00                92.50              92.50
-----------------------------------------------------------------------------------------------------------
 Real Time Data Wts., Exp. 5/31/04                        6/30/99                 0.01               0.01
-----------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.          2/14/00             1,382.06             285.00

================================================================================
 9. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended September 30, 2000.


                      57 OPPENHEIMER STRATEGIC INCOME FUND

 INDEPENDENT AUDITORS' REPORT

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS
 OF OPPENHEIMER STRATEGIC INCOME FUND:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




 DELOITTE & TOUCHE LLP

 Denver, Colorado
 October 20, 2000

                      58 OPPENHEIMER STRATEGIC INCOME FUND

 FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================
 In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    Dividends paid by the Fund during the fiscal year ended September 30, 2000 which are not designated as capital gain distributions should be multiplied by 2.958% to arrive at the net amount eligible for the corporate dividend-received deduction.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




                      59 OPPENHEIMER STRATEGIC INCOME FUND

 OPPENHEIMER STRATEGIC INCOME FUND


 A Series of Oppenheimer Strategic Funds Trust
================================================================================
 OFFICERS AND TRUSTEES         James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               Raymond J. Kalinowski, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               Andrew J. Donohue, Vice President and Secretary
                               David P. Negri, Vice President
                               Arthur P. Steinmetz, Vice President
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR            OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER      OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 CUSTODIAN OF                  The Bank of New York
 PORTFOLIO SECURITIES

================================================================================
 INDEPENDENT AUDITORS          Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL                 Myer, Swanson, Adams & Wolf, P.C

                               For more complete information about Oppenheimer Strategic Income Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the
                               OppenheimerFunds Internet website, at
                               WWW.OPPENHEIMERFUNDS.COM.

                               SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                               OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                               OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.




                               (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                      60 OPPENHEIMER STRATEGIC INCOME FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)

WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET

1.800.525.7048
--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET

1.800.852.8457
--------------------------------------------------------------------------------
PHONELINK
24-hr automated information and automated transactions

1.800.533.3310
--------------------------------------------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET

1.800.843.4461
--------------------------------------------------------------------------------
OPPENHEIMERFUNDS MARKET HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments

1.800.835.3104
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services

P.O. BOX 5270, DENVER, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OPSIX  Class B: OPSGX   Class C: OSICX   Class Y: OSIYX
--------------------------------------------------------------------------------

1. At times this website may be inaccessible or its transaction feature may be unavailable.


[OPPENHEIMER LOGO]


RA0230.001.0900  November 29, 2000